   As filed with the Securities and Exchange Commission on April 29, 1998


                                Registration No.

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                  FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933            |X|
      Pre-Effective Amendment No. __1___                           |X|
      Post-Effective Amendment No. ______                          |_|
                                     and/or
REGISTRATION STATEMENT UNDER THE
INVESTMENT COMPANY ACT OF 1940                                     |X|
      Amendment No. __1___                                         |X|

                           HARTFORD SERIES FUND, INC.
               (Exact Name of Registrant as Specified in Charter)

                   Hartford Plaza, Hartford, Connecticut 06115
                    (Address of Principal Executive Offices)

Registrant's Telephone Number Including Area Code: (860) 547-5000

                           Michael O'Halloran, Esquire
                   The Hartford Financial Services Group, Inc.
                                 Law Department
                                690 Asylum Avenue
                           Hartford, Connecticut 06115
                     (Name and Address of Agent for Service)

                                             COPIES TO:  Thomas Mira, Esquire
                                             Jorden, Burt, Berenson and Johnson
                                             1025 Thomas Jefferson Street, N.W.
                                             Suite 400 East
                                             Washington, D.C.  20036

Approximate Date of Proposed Public Offering

      As soon as practicable after this registration statement is declared effective.

It is proposed that this filing will become effective (check appropriate box).

_____ Immediately upon filing pursuant to paragraph (b)
_____ On ________________________ pursuant to paragraph (b)(l)(v) of Rule 485
_____ 60 days after filing pursuant to paragraph (a)(1) of Rue 485
_____ On ________________________ pursuant to paragraph (a)(1)of Rule 485
_____ 75 days after filing pursuant to paragraph (a)(2) of Rule 485
_____ On ________________________ pursuant to paragraph (a)(2)of Rule 485

If appropriate, check the following box:

      _____ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

       Calculation of Registration Fee Under the Securities Act of 1933

                                    Proposed        Proposed
    Title of      Amount Being      Maximum          Maximum        Amount of
Securities Being   Registered    Offering Price     Aggregate     Registration
   Registered                       Per Unit      Offering Price      Fee

Common Stock,
par value $.001         *                                              *
per share

*Pursuant to Rule 24f-2 under the Investment Company Act of 1940, the Registrant hereby elects to register an indefinite number of shares of its Common Stock. No initial fee is required.

The Registrant hereby amends this registration statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this registration statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the registration statement shall become effective on such date as the Commission, acting pursuant to said Section 8(a), may determine.

                           HARTFORD SERIES FUND, INC.
         Cross-Reference Sheet Showing Location in each Prospectus and Combined Statement of Additional Information of Information Required
                        by Items of the Registration Form

     Form N-1A Item
     Number and Caption                      Location in Prospectus
     ------------------                      ----------------------

1.   Cover Page                              Cover Page.

2.   Synopsis                                Not Applicable.

3.   Condensed Financial Information         Not Applicable.

4.   General Description of Registrant       Introduction to The Hartford Growth
                                             and Income HLS Fund, Investment
                                             Objective and Style of the Fund,
                                             Common Investment Policies and Risk
                                             Factors.

5.   Management of the Fund                  Management of the Fund.

6.   Capital Stock and other Securities      Ownership and Capitalization of the
                                             Fund.

7.   Purchase of Securities Being Offered    Purchase of Fund Shares.

8.   Redemption or Repurchase                Sale and Redemption of Fund Shares.

9.   Pending Legal Proceedings               Pending Legal Proceedings.

     Form N-1A Item                          Location in Statement of
     Number and Caption                      Additional Information
     ------------------                      ----------------------

10.  Cover Page                              Cover Page.

11.  Table of Contents                       Cover Page.

12.  General Information and History         Cover Page, General Information.

13.  Investment Objectives and Policies      Investment Objectives and Policies of
                                             the Fund, Investment Restrictions.


14.  Management of the Fund                  Advisory Arrangements; Fund Expenses.

15.  Control Persons and Principal           Management of the Company.
     Holders of Securities

16.  Investment Advisory and Other           Investment Advisory Arrangements; Fund
           Services                          Expenses; Distribution Arrangements;
                                             Distribution Financing Plan;
                                             Custodian; Transfer Agent Services;
                                             Independent Public Accountants.

17.  Brokerage Allocation and Other          Portfolio and Brokerage Transactions.
           Practices

18.  Capital Stock and Other Securities      Ownership and Capitalization of the
                                             Company (Prospectus).

19.  Purchase Redemption and Pricing of      Determination of Net Asset Value,
           Securities Being Offered          Purchase and Redemption of Shares.

20.  Tax Status                              Taxes

21.  Underwriters                            Distribution Arrangements.

22.  Calculation of Performance Data         Investment Performance.

23.  Financial Statements                    Financial Statements.

                      Hartford Growth and Income HLS Fund
                        PROSPECTUS --            , 1998
                                CLASS IA SHARES


The Hartford Growth and Income HLS Fund (the "Fund") is a separate series of Hartford Series Fund, Inc., an open-end management investment company. The Fund is one of thirteen affiliated diversified portfolios used as funding media for certain variable annuity and variable life insurance separate accounts of Hartford Life Insurance Company and Hartford Life and Annuity Insurance Company (collectively, "The Hartford Life Insurance Companies"). The Fund's investment goal is to seek growth of capital and current income by investing in equity securities with earnings growth potential and steady or rising dividends. Only the Fund is offered by this Prospectus.


This Prospectus sets forth concisely the information about the Fund that a prospective investor should know before investing. Please read and retain this Prospectus for future reference. Additional information about the Fund has been filed with the Securities and Exchange Commission ("SEC") in a Statement of
Additional Information dated            , 1998 ("SAI"), which is incorporated by
reference into this Prospectus. To obtain a copy of the SAI without charge, call 1-800-862-6668 or write to "Hartford Growth and Income HLS Fund, c/o Individual Annuity Operations," P.O. Box 2999, Hartford, CT 06104-2999.
--------------------------------------------------------------------------------

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
--------------------------------------------------------------------------------

NO DEALER, SALESPERSON OR ANY OTHER PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS, OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS, IN CONNECTION WITH THE OFFER CONTAINED IN THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH OTHER INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE FUND. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER BY THE FUND TO SELL OR A SOLICITATION OF ANY OFFER TO BUY ANY OF THE SECURITIES OFFERED HEREBY IN ANY JURISDICTION TO ANY PERSON TO WHOM IT IS UNLAWFUL FOR THE FUND TO MAKE SUCH OFFER.
--------------------------------------------------------------------------------

2                                            HARTFORD GROWTH AND INCOME HLS FUND
--------------------------------------------------------------------------------

                               TABLE OF CONTENTS

                                                                        PAGE
                                                                        -----
Introduction to the Hartford Growth and Income HLS Fund...............     3
Investment Objective and Style of the Fund............................     3
Common Investment Policies and Risk Factors...........................     3
Management of the Fund................................................     8
Administrative Services for the Fund..................................     9
Expenses of the Fund..................................................    10
Performance Related Information.......................................    10
Dividends.............................................................    10
Determination of Net Asset Value......................................    10
Purchase of Fund Shares...............................................    10
Sale and Redemption of Shares.........................................    11
Federal Income Taxes..................................................    11
Ownership and Capitalization of the Fund..............................    11
General Information...................................................    12
Appendix A: Description of Securities Ratings.........................    13

HARTFORD GROWTH AND INCOME HLS FUND                                            3
--------------------------------------------------------------------------------

            INTRODUCTION TO THE HARTFORD GROWTH AND INCOME HLS FUND

    The Fund is a diversified series of Hartford Series Fund, Inc. (the "Company"), an open-end management investment company which was organized as a Maryland corporation on January 15, 1998. The Fund commenced operations on
           , 1998. The Fund is made available to serve as the underlying investment vehicle for certain variable annuity and variable life insurance separate accounts of The Hartford Life Insurance Companies.

    The Fund offers Class IA and Class IB shares. Only Class IA shares of the Fund are offered by this Prospectus. Each Class incurs different expenses which will affect performance. Class IB shares are offered pursuant to another prospectus and are subject to the same expenses as the Class IA shares, but unlike the Class IA shares they are subject to distribution fees imposed pursuant to a distribution plan ("Distribution Plan") adopted under Rule 12b-1 of the Investment Company Act of 1940 (the "1940 Act"). Inquiries regarding Class IB shares should be addressed to Hartford Growth and Income HLS Fund, c/o Individual Annuity Operations, P.O. Box 2999, Hartford, CT 06104-2999 or by calling 1-800-862-6668.

    HL Investment Advisors, Inc. ("HL Advisors") is the investment manager to the Fund. In addition, under HL Advisors' general management, Wellington Management Company, LLP ("Wellington Management") serves as sub-adviser to the Fund.


    HL Advisors was incorporated in Connecticut in 1981 and is a majority-owned indirect subsidiary of The Hartford Financial Services Group, Inc. ("The Hartford"), a Connecticut insurance holding company with over $100 billion in assets. Wellington Management, a Massachusetts limited liability partnership, is a professional investment counseling firm that provides services to investment companies, employee benefit plans, endowments, foundations and other institutions and individuals. Wellington Management and its predecessor organizations have provided investment advisory services since 1928. As of December 31, 1997, HL Advisors had investment management authority with respect to approximately $24 billion of assets for various clients. As of the same date, Wellington Management had investment management authority with respect to approximately $175 billion of assets for various clients.


                            INVESTMENT OBJECTIVE AND
                               STYLE OF THE FUND

    The Fund is subject to certain fundamental investment restrictions that are enumerated in detail in the SAI and may not be changed without shareholder approval. All other investment policies (including the Fund's investment objective) are non-fundamental and may be changed by the Board of Directors without shareholder approval. Stated below is the investment objective and investment style for the Fund. For a description of the Fund's investment policies and risk factors, see "Common Investment Policies and Risk Factors."

    INVESTMENT OBJECTIVE.


    The Growth and Income HLS Fund seeks growth of capital and current income by investing primarily in equity securities with earnings growth potential and steady or rising dividends.


    INVESTMENT STYLE.

    The Growth and Income HLS Fund invests in a diversified portfolio of primarily equity securities that typically have steady or rising dividends and whose prospects for capital appreciation are considered favorable by Wellington Management. Wellington Management uses fundamental analysis to evaluate a security for purchase or sale by the Fund. Fundamental analysis involves the assessment of a company through such factors as its business environment, management, balance sheet, income statement, anticipated earnings, revenues, dividends, and other related measures of value. Wellington Management then uses proprietary quantitative techniques to affirm its fundamental evaluation of a security. The quantitative techniques evaluate a security using valuation analysis, which includes use of a dividend discount model and cash flow analysis, combined with momentum analysis, which includes an assessment of a company's earnings momentum and stock price momentum. The quantitative techniques look to affirm the fundamental evaluation by identifying those securities that are attractive from the fundamental perspective and are also both inexpensive based on the quantitative valuation factors and timely according to the quantitative momentum factors. The Fund's portfolio will be broadly diversified by industry and company. Up to 20% of the Fund's total assets may be invested in securities of non-U.S. companies.

                           COMMON INVESTMENT POLICIES
                                AND RISK FACTORS

                          MONEY MARKET INSTRUMENTS AND
                        TEMPORARY INVESTMENT STRATEGIES


    The Fund may hold cash and invest in high quality money market instruments under appropriate circumstances as determined by Wellington Management. The Fund may invest up to 100% of its assets in cash or money market instruments only for temporary defensive purposes.


    Money market instruments include: (1) banker's acceptances; (2) obligations of governments (whether U.S.

4                                            HARTFORD GROWTH AND INCOME HLS FUND
--------------------------------------------------------------------------------

or non-U.S.) and their agencies and instrumentalities; (3) short-term corporate obligations, including commercial paper, notes, and bonds; (4) other short-term debt obligations; (5) obligations of U.S. banks, non-U.S. branches of U.S. banks (Eurodollars), U.S. branches and agencies of non-U.S. banks (Yankee dollars), and non-U.S. branches of non-U.S. banks; (6) asset-backed securities; and (7) repurchase agreements.

                             REPURCHASE AGREEMENTS

    The Fund is permitted to enter into fully collateralized repurchase agreements. A repurchase agreement is an agreement by which the seller of a security agrees to repurchase the security sold at a mutually agreed upon time and price. It may also be viewed as the loan of money by the Fund to the seller. The resale price would be in excess of the purchase price, reflecting an agreed upon market interest rate. Delays or losses could result if the other party to the agreement defaults or becomes insolvent. The Fund's Board of Directors has established standards for evaluation of the creditworthiness of the banks and securities dealers with which the Fund may engage in repurchase agreements and monitors on a quarterly basis Wellington Management's compliance with such standards.

                         REVERSE REPURCHASE AGREEMENTS

    The Fund may also enter into reverse repurchase agreements. Reverse repurchase agreements involve sales by the Fund of portfolio assets concurrently with an agreement by the Fund to repurchase the same assets at a later date at a fixed price. Reverse repurchase agreements carry the risk that the market value of the securities which the Fund is obligated to repurchase may decline below the repurchase price. A reverse repurchase agreement is viewed as a collateralized borrowing by the Fund. Borrowing magnifies the potential for gain or loss on the portfolio securities of the Fund and, therefore, increases the possibility of fluctuation in the Fund's net asset value. The Fund will establish a segregated account with the Fund's custodian bank in which the Fund will maintain liquid assets equal in value to the Fund's obligations in respect of reverse repurchase agreements. As a non-fundamental policy, the Fund will not enter into reverse repurchase transactions if the combination of all borrowings from banks and the value of all reverse repurchase agreements for the Fund equals more than 33 1/3% of the value of the Fund's total assets.

                                DEBT SECURITIES

    The Fund is permitted to invest in debt securities including: (1) securities issued or guaranteed as to principal or interest by the U.S. Government, its agencies or instrumentalities; (2) debt securities issued or guaranteed by U.S. corporations or other issuers (including foreign governments or corporations); and (3) securities issued or guaranteed as to principal or interest by a sovereign government or one of its agencies or political subdivisions, supranational entities such as development banks, non-U.S. corporations, banks or bank holding companies, or other non-U.S. issuers.

                        INVESTMENT GRADE DEBT SECURITIES

    The Fund is permitted to invest in debt securities rated within the four highest rating categories (i.e., Aaa, Aa, A or Baa by Moody's or AAA, AA, A or BBB by S&P), or, if unrated, securities of comparable quality as determined by Wellington Management. These securities are generally referred to as "investment grade securities." Each rating category has within it different gradations or sub-categories. If the Fund is authorized to invest in a certain rating category, the Fund is also permitted to invest in any of the sub-categories or gradations within that rating category. If a security is downgraded to a rating category which does not qualify for investment, Wellington Management will use its discretion on whether to hold or sell based upon its opinion on the best method to maximize value for shareholders over the long term. Debt securities carrying the fourth highest rating (i.e., "Baa" by Moody's and "BBB" by S&P), and unrated securities of comparable quality (as determined by Wellington Management) are viewed as having adequate capacity for payment of principal and interest, but do involve a higher degree of risk than that associated with investments in debt securities in the higher rating categories.

                      HIGH YIELD-HIGH RISK DEBT SECURITIES

    The Fund may invest up to 5% of its assets in high yield debt securities (i.e., rated as low as "C" by Moody's or S&P, and unrated securities of comparable quality as determined by Wellington Management). Securities rated below investment grade are commonly referred to as "high yield-high risk securities" or "junk bonds". Each rating category has within it different gradations or sub-categories. If the Fund is authorized to invest in a certain rating category, the Fund is also permitted to invest in any of the sub-categories or gradations within that rating category. If a security is downgraded to a rating category which does not qualify for investment, Wellington Management will use its discretion on whether to hold or sell based upon its opinion on the best method to maximize value for shareholders over the long term. Securities in the rating categories below "Baa" as determined by Moody's and "BBB" as determined by S&P are considered to be of poor standing and predominantly speculative. The rating services' descriptions of securities are set forth in Appendix A. High yield-high risk debt securities are considered speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligations. Accordingly, it is possible that these types of factors could, in certain instances, reduce

HARTFORD GROWTH AND INCOME HLS FUND                                            5
--------------------------------------------------------------------------------

the value of securities held by the Fund with a commensurate effect on the value of the Fund's shares.

                               EQUITY SECURITIES

    The Fund may invest in equity securities including common stocks, preferred stocks, convertible preferred stock and rights to acquire such securities. In addition, the Fund may invest in securities such as bonds, debentures and corporate notes which are convertible into common stock at the option of the holder.

                        SMALL CAPITALIZATION SECURITIES

    The Fund may invest in equity securities (including securities issued in initial public offerings) of companies which have less than $2 billion in market capitalization ("Small Capitalization Securities"). Because the issuers of Small Capitalization Securities tend to be smaller or less well-established companies, they may have limited product lines, market share or financial resources and may have less historical data with respect to operations and management. As a result, Small Capitalization Securities are often less marketable and experience a higher level of price volatility than securities of larger or more well-established companies. In addition, companies whose securities are offered in initial public offerings may be more dependent on a limited number of key employees. Because securities issued in initial public offerings are being offered to the public for the first time, the market for such securities may be inefficient and less liquid.

                              NON-U.S. SECURITIES

    The Fund is permitted to invest up to 20% of its assets in non-U.S. securities. The Fund may invest in American Depositary Receipts ("ADRs") and Global Depositary Receipts ("GDRs"). ADRs are certificates issued by a U.S. bank or trust company and represent the right to receive non-U.S. securities. ADRs are traded on a U.S. securities exchange, or in an over-the-counter market, and are denominated in U.S. dollars. GDRs are certificates issued globally and evidence a similar ownership arrangement. GDRs are traded on non-U.S. securities exchanges and are denominated in non-U.S. currencies. The value of an ADR or a GDR will fluctuate with the value of the underlying security, will reflect any changes in exchange rates and otherwise will involve risks associated with investing in non-U.S. securities.

    When selecting non-U.S. securities Wellington Management will evaluate the economic and political climate and the principal securities markets of the country in which the company is located. Investing in non-U.S. securities involves considerations and potential risks not typically associated with investing in securities issued by U.S. companies. Less information may be available about non-U.S. companies than about U.S. companies and non-U.S. companies generally are not subject to uniform accounting, auditing and financial reporting standards or to other regulatory practices and requirements comparable to those applicable to U.S. companies. The values of non-U.S. securities are affected by changes in currency rates or exchange control regulations, restrictions or prohibitions on the repatriation of non-U.S. currencies, application of non-U.S. tax laws, including withholding taxes, changes in governmental administration or economic or monetary policy (in the U.S. or outside the U.S.) or changed circumstances in dealings between nations. Costs are also incurred in connection with conversions between various currencies. The Fund may invest up to 25% of its assets in companies located in emerging countries. Compared to the United States and other developed countries, developing countries may have relatively unstable governments, economies based on only a few industries, and securities markets that are less liquid and trade a small number of securities. Prices on these exchanges tend to be volatile and, in the past, securities in these countries have offered greater potential for gain (as well as loss) than securities of companies located in developed countries. See the SAI for additional risk disclosure concerning non-U.S. securities.

                             CURRENCY TRANSACTIONS

    The Fund may engage in currency transactions to hedge the value of portfolio securities denominated in particular currencies against fluctuations in relative value. Currency transactions include forward currency contracts, currency swaps, exchange-listed and over-the-counter ("OTC") currency futures contracts and options thereon and exchange listed and OTC options on currencies.

    Forward currency contracts involve a privately negotiated obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Currency swaps are agreements to exchange cash flows based on the notional difference between or among two or more currencies. See "Swap Agreements."

    The use of currency transactions to protect the value of the Fund's assets against a decline in the value of a currency does not eliminate potential losses arising from fluctuations in the value of the Fund's underlying securities. Further, the Fund may enter into currency transactions only with counterparties that Wellington Management deems to be creditworthy.

    The Fund may also enter into options and futures contracts relative to foreign currency to hedge against fluctuations in foreign currency rates. See "Options and Futures Contracts" for a discussion of risk factors relating to foreign currency transactions including related options and futures contracts.

6                                            HARTFORD GROWTH AND INCOME HLS FUND
--------------------------------------------------------------------------------

                         OPTIONS AND FUTURES CONTRACTS

    The Fund may employ certain hedging, income enhancement and risk management techniques involving options and futures contracts, though such techniques may also result in losses to the Fund. The Fund may write covered call options or purchase put and call options on individual securities, write covered put and call options and purchase put and call options on foreign currencies, aggregates of equity and debt securities, indices of prices of equity and debt securities and other financial indices, and enter into futures contracts and options thereon for the purchase or sale of aggregates of equity and debt securities, indices of equity and debt securities and other financial indices.

    The Fund may write covered options only. "Covered" means that, so long as the Fund is obligated as the writer of an option, it will own either the underlying securities or currency or an option to purchase or sell the same underlying securities or currency having an expiration date not earlier than the expiration date of the covered option and an exercise price equal to or less than the exercise price of the covered option, or will establish or maintain with its custodian for the term of the option a "segregated account" consisting of cash, U.S. Government securities or other liquid, high grade debt obligations having a value equal to the fluctuating market value of the optioned securities or currencies. The Fund receives a premium from writing a call or put option, which increases the Fund's return if the option expires unexercised or is closed out at a net profit.

    To hedge against fluctuations in currency exchange rates, the Fund may purchase or sell foreign currency futures contracts, and write put and call options and purchase put and call options on such futures contracts. To the extent that the Fund enters into futures contracts, options on futures contracts and options on foreign currencies that are traded on an exchange regulated by the Commodities Futures Trading Commission ("CFTC"), in each case that are not for BONA FIDE hedging purposes (as defined by the CFTC), the aggregate initial margin and premiums required to establish those non-hedging positions may not exceed 5% of the liquidation value of the Fund's portfolio, after taking into account the unrealized profits and unrealized losses on any such contracts the Fund has entered into.

    The Fund's use of options, futures and options thereon and forward currency contracts (as described under "Currency Transactions") would involve certain investment risks and transaction costs to which it might not be subject were such strategies not employed. Such risks include: (1) dependence on the ability of Wellington Management to predict movements in the prices of individual securities, fluctuations in the general securities markets or market sections and movements in interest rates and currency markets; (2) imperfect correlation between movements in the price of the securities or currencies hedged or used for cover; (3) the fact that skills and techniques needed to trade options, futures contracts and options thereon or to use forward currency contracts are different from those needed to select the securities in which the Fund invests;
(4) lack of assurance that a liquid secondary market will exist for any particular option, futures contract, option thereon or forward contract at any particular time, which may affect the Fund's ability to establish or close out a position; (5) possible impediments to effective portfolio management or the ability to meet current obligations caused by the segregation of a large percentage of the Fund's assets to cover its obligations; and (6) the possible need to defer closing out certain options, futures contracts, options thereon and forward contracts in order to continue to qualify for the beneficial tax treatment afforded "regulated investment companies" under the Internal Revenue Code of 1986, as amended (the "Code"). See the SAI for additional information on options and futures contracts. Options and futures contracts are commonly known as "derivative" securities.

                                SWAP AGREEMENTS

    The Fund may enter into interest rate swaps, currency swaps and other types of swap agreements such as caps, collars, and floors. In a typical interest rate swap, one party agrees to make regular payments equal to a floating interest rate multiplied by a "notional principal amount," in return for payments equal to a fixed rate multiplied by the same amount, for a specified period of time. If a swap agreement provides for payments in different currencies, the parties might agree to exchange the notional principal amount as well. Swaps may also depend on other prices or rates, such as the value of an index or mortgage prepayment rates.

    In a typical cap or floor agreement, one party agrees to make payments only under specified circumstances, usually in return for payment of a fee by the other party. For example, the buyer of an interest rate cap obtains the right to receive payments to the extent that a specified interest rate exceeds an agreed-upon level, while the seller of an interest rate floor is obligated to make payments to the extent that a specified interest rate falls below an agreed-upon level. An interest rate collar combines elements of buying a cap and selling a floor.

    Swap agreements will tend to shift the Fund's investment exposure from one type of investment to another. For example, if the Fund agreed to exchange floating rate payments for fixed rate payments, the swap agreement would tend to decrease the Fund's exposure to rising interest rates. Caps and floors have an effect similar to buying or writing options. Depending on how they are used, swap agreements may increase or decrease the overall volatility of the Fund's investments and its share price and yield. Swap agreements are commonly known as "derivative" securities. Because swap agreements are privately negotiated transactions rather than publicly traded, they may be considered to be illiquid securities.

HARTFORD GROWTH AND INCOME HLS FUND                                            7
--------------------------------------------------------------------------------

    The successful utilization of hedging and risk management transactions requires skills different from those needed in the selection of the Fund's portfolio securities and depends on Wellington Management's ability to predict correctly the direction and degree of movement in interest rates. Although the Fund believes that the use of the hedging and risk management techniques described above will benefit the Fund, if Wellington Management's judgment about the direction or extent of the movement in interest rates is incorrect, the Fund's overall performance would be worse than if it had not entered into any such transactions. These activities are commonly used when managing derivative investments.

                              ILLIQUID SECURITIES

    The Fund is permitted to invest in illiquid securities. The maximum percentage of illiquid securities which may be purchased by the Fund is 15% of its net assets. "Illiquid Securities" are securities that may not be sold or disposed of in the ordinary course of business within seven days at approximately the price used to determine the Fund's net asset value. The Fund may purchase certain restricted securities commonly known as Rule 144A securities that can be resold to institutions and which may be determined to be liquid pursuant to policies and guidelines of the Board of Directors.

    Under current interpretations of the Securities and Exchange Commission ("SEC") staff, the following securities may be considered illiquid: (1) repurchase agreements maturing in more than seven days; (2) certain restricted securities (securities whose public resale is subject to legal or contractual restrictions); (3) options, with respect to specific securities, not traded on a national securities exchange that are not readily marketable; and (4) any other securities in which the Fund may invest that are not readily marketable.

                  WHEN-ISSUED AND DELAYED-DELIVERY SECURITIES

    The Fund is permitted to purchase or sell securities on a when-issued or delayed-delivery basis. When-issued or delayed-delivery transactions arise when securities are purchased or sold with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield at the time of entering into the transaction. While the Fund generally purchases securities on a when-issued basis with the intention of acquiring the securities, the Fund may sell the securities before the settlement date if Wellington Management deems it advisable. At the time the Fund makes the commitment to purchase securities on a when-issued basis, the Fund will record the transaction and thereafter reflect the value, each day, of such security in determining net asset value. At the time of delivery of the securities, the value may be more or less than the purchase price.

                           OTHER INVESTMENT COMPANIES

    The Fund is permitted to invest in other investment companies. Securities in certain countries are currently accessible to the Fund only through such investments. The investment in other investment companies is limited in amount and will involve the indirect payment of a portion of the expenses, including advisory fees, of such other investment companies. The Fund will not purchase a security if, as a result, (1) more than 10% of the Fund's assets would be invested in securities of other investment companies, (2) such purchase would result in more than 3% of the total outstanding voting securities of any one such investment company being held by the Fund or (3) more than 5% of the Fund's assets would be invested in any one such investment company.

                          PORTFOLIO SECURITIES LENDING

    The Fund may lend its portfolio securities to broker/ dealers and other institutions as a means of earning interest income. Delays or losses could result if a borrower of portfolio securities becomes bankrupt or defaults on its obligation to return the loaned securities. The Fund may lend securities only if: (1) the loan is fully secured by appropriate collateral at all times as determined by HL Advisors; and (2) the value of all loaned securities of the Fund is not more than 33 1/3% of the Fund's total assets.

                               OTHER RISK FACTORS

    As mutual funds that primarily invest in equity and/or debt securities, the Fund is subject to market risk, i.e., the possibility that equity and/or debt prices in general will decline over short or even extended periods of time. The financial markets tend to be cyclical, with periods when security prices generally rise and periods when security prices generally decline.

    The value of the debt securities in which the Fund invests will tend to increase when interest rates are falling and to decrease when interest rates are rising.

    The Fund should not be considered to be a complete investment program in and of itself. Each prospective purchaser should take into account his or her own investment objectives as well as his or her other investments when considering the purchase of shares of the Fund.

    There can be no assurance that the investment objectives of the Fund will be met. In addition, the risk inherent in investing in the Fund is common to any security -- the net asset value will fluctuate in response to changes in economic conditions, interest rates and the market's perception of the underlying portfolio securities held by the Fund.

8                                            HARTFORD GROWTH AND INCOME HLS FUND
--------------------------------------------------------------------------------

    In pursuit of a Fund's investment objective, Wellington Management attempts to select appropriate individual securities for inclusion in the Fund's portfolio. In addition, Wellington Management attempts to successfully forecast market trends and increase investments in the types of securities best suited to take advantage of such trends. Thus, the investor is dependent on Wellington Management's success not only in selecting individual securities, but also in identifying the appropriate mix of securities consistent with the Fund's investment objective.


    The services provided to the Fund by Hartford Life, HL Advisors, HIMCO, Wellington Management and other service providers, depend on the smooth functioning of their computer systems. Many computer software systems in use today cannot distinguish the year 2000 from the year 1900 because of the way dates are encoded and calculated. That failure could have a negative impact on the handling of securities trades, pricing and account services. Hartford Life, HL Advisors, HIMCO, Wellington Management and other service providers have been actively working on necessary changes to their computer systems to deal with the year 2000 issue and expect that their systems will be adapted in time for that event.


                             INVESTMENT LIMITATIONS

    The Fund has adopted certain limitations in an attempt to reduce its exposure to specific situations. Some of these limitations are that the Fund will not:

(a) invest more than 25% of its assets in any one industry;

(b) borrow money, except from banks, and then only in amounts not exceeding 33 1/3% of the value of the Fund's total assets (although for purposes of this restriction reverse repurchase agreements are not considered borrowings, as a non-fundamental operating policy, the Fund will limit combined borrowings and reverse repurchase transactions to 33 1/3% of the value of the Fund's total assets);

(c) with respect to 75% of the value of the Fund's total assets, purchase the securities of any issuer (other than cash, cash items or securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities or authorities) if:

    (1) such purchase would cause more than 5% of the Fund's total assets taken at market value to be invested in the securities of such issuer; or

    (2) such purchase would at the time result in more than 10% of the outstanding voting securities of such issuer being held by the Fund.

    These investment restrictions are considered at the time investment securities are purchased. The limitations described above, except as noted under
(b), and those listed under Fundamental Restrictions of the Funds in the SAI, are considered fundamental and as such can only be changed with the approval of a majority of the Fund's shareholders.

                             MANAGEMENT OF THE FUND

    The Fund's Board of Directors manages the business and affairs of the Fund and takes action on all matters not reserved for the shareholders, including the annual election of officers of the Fund who carry out all orders and resolutions of the Board of Directors and carry out functions relating to the day to day management of the affairs of the Fund.

                              MANAGEMENT SERVICES

    HL Advisors serves as investment manager to the Fund pursuant to a written agreement entered into between HL Advisors and the Fund. Pursuant to such agreement HL Advisors has overall investment supervisory responsibility for the Fund. In addition, Hartford Life Insurance Company ("Hartford Life"), an affiliate of HL Advisors, provides administrative personnel, services, equipment and facilities and office space for proper operation of the Fund. HL Advisors has contracted with Wellington Management for the provision of day to day investment management services to the Fund. The Fund pays a fee to HL Advisors, a portion of which may be used to compensate Wellington Management.

    For services rendered to the Fund, HL Advisors charges a monthly fee based on the following annual rates as applied to the average of the calculated daily net asset value of the Fund.

NET ASSET VALUE                              ANNUAL RATE
-------------------------------------------  -----------
First $250,000,000                               0.575%
Next $250,000,000                                0.525%
Next $500,000,000                                0.475%
Amount Over $1 Billion                           0.425%

    HL Advisors, Hartford Plaza, Hartford, Connecticut 06115, is a wholly-owned subsidiary of Hartford Life and was organized under the laws of the State of Connecticut in 1981. In addition to the Fund, HL Advisors is the investment manager to twelve other mutual funds. A wholly-owned subsidiary of HL Investment Advisors, Hartford Investment Financial Services Company, serves as investment adviser to several other Hartford Life-sponsored mutual funds. Hartford Life is a majority owned subsidiary of Hartford Fire Insurance Company, one of the largest multiple lines insurance carriers in the United States. Hartford Fire Insurance Company is a subsidiary of The Hartford Financial Services Group, Inc.

    Certain officers of the Funds are also officers and/or directors of HL
Advisors: Joseph H. Gareau is a Director and

HARTFORD GROWTH AND INCOME HLS FUND                                            9
--------------------------------------------------------------------------------

the President of HL Advisors; Andrew W. Kohnke is a Managing Director and a Director of HL Advisors; and C. Michael O'Halloran is a Director, Secretary and General Counsel of HL Advisors.

                   INVESTMENT SUB-ADVISORY AND OTHER SERVICES

    Wellington Management serves as sub-adviser to the Fund pursuant to a written contract entered into between HL Advisors and Wellington Management.

    In connection with the services provided to the Funds, Wellington Management makes all determinations with respect to the purchase and sale of portfolio securities (subject to the terms and conditions of the investment objectives, policies and restrictions of the Fund and to the general supervision of the Fund's Boards of Directors and HL Advisors) and places, in the name of the Fund, all orders for execution of the Fund's portfolio transactions. In conjunction with such activities, Wellington Management regularly furnishes reports to the Fund's Boards of Directors concerning economic forecasts, investment strategy, portfolio activity and performance of the Fund.

    Wellington Management charges a quarterly fee to HL Advisors. The Fund does not pay Wellington Management's fee nor any part thereof, nor does the Fund have any obligation or responsibility to do so. Wellington Management's quarterly fee is based upon the following annual rates as applied to the average of the calculated daily net asset value of the Fund.

NET ASSET VALUE                              ANNUAL RATE
-------------------------------------------  -----------
First $50,000,000                                0.325%
Next $100,000,000                                0.250%
Next $350,000,000                                0.200%
Amount Over $500,000,000                         0.150%

    Wellington Management has agreed to waive 100% of its sub-advisory fee until shareholder assets (excluding assets contributed by HL Advisors or its affiliates) reach $50 million.

    Wellington Management is a professional investment counseling firm which provides investment services to investment companies, employee benefit plans, endowments, foundations and other institutions and individuals. Wellington Management and its predecessor organizations have provided investment advisory services since 1928. As of September 30, 1997, Wellington Management held discretionary management authority with respect to approximately $169 billion of client assets. Wellington Management, 75 State Street, Boston, MA 02109, is a Massachusetts limited liability partnership, of which the following persons are managing partners: Robert W. Doran, Duncan M. McFarland and John R. Ryan.

                               PORTFOLIO MANAGER

    James A. Rullo, CFA and Vice President of Wellington Management, serves as portfolio manager to the Fund. Prior to joining Wellington Management in 1994 as a quantitative analyst and portfolio manager, Mr. Rullo was a portfolio manager with PanAgora Asset Management from 1991 to 1994 and prior to that with The Boston Company from 1987.

                               PORTFOLIO TURNOVER

    The Fund may sell a portfolio investment soon after its acquisition if Wellington Management believes that such a disposition is in the Fund's best interest. A high rate of portfolio turnover involves correspondingly greater brokerage commission expenses and other transaction costs, which must be ultimately borne by a Fund's shareholders. High portfolio turnover may result in the realization of substantial capital gains; distributions derived from such gains may be treated as ordinary income for Federal income tax purposes. Although it is not possible to predict future portfolio turnover rates accurately, and such rates may vary from year to year, it is anticipated that the Fund's portfolio turnover rate will not exceed 100%.

                             BROKERAGE COMMISSIONS

    Although the Rules of Fair Practice of the National Association of Securities Dealers, Inc. prohibit its members from seeking orders for the execution of investment company portfolio transactions on the basis of their sales of investment company shares, under such rules, sales of investment company shares may be considered in selecting brokers to effect portfolio transactions. Accordingly, some portfolio transactions are, subject to such Rules and to obtaining best prices and executions, effected through dealers who sell shares of the Fund. Wellington Management may also select an affiliated broker-dealer to execute transactions for the Fund, provided that the commissions, fees or other remuneration paid to such affiliated broker are reasonable and fair as compared to that paid to non-affiliated brokers for comparable transactions.

                            ADMINISTRATIVE SERVICES
                                  FOR THE FUND

    An Administrative Services Agreement between the Fund and Hartford Life provides that Hartford Life will manage the business affairs and provide administrative services to the Fund. Under the terms of this Agreement, Hartford Life will provide the following: administrative personnel, services, equipment and facilities and office space for proper operation of the Fund. Hartford Life has also agreed to arrange for the provision of additional

10                                           HARTFORD GROWTH AND INCOME HLS FUND
--------------------------------------------------------------------------------

services necessary for the proper operation of the Fund, although the Fund pays for these services directly. See "Expenses of the Fund." As compensation for the services to be performed by Hartford Life, the Fund pays to Hartford Life, as promptly as possible after the last day of each month, a monthly fee equal to the annual rate of .175% of the average daily net assets of the Fund.

                              EXPENSES OF THE FUND

    The Fund assumes and pays the following costs and expenses: interest; taxes; brokerage charges (which may be to affiliated broker-dealers); costs of preparing, printing and filing any amendments or supplements to the registration forms of the Fund and its securities; all federal and state registration, qualification and filing costs and fees, (except the initial costs and fees, which will be borne by Hartford Life), issuance and redemption expenses, transfer agency and dividend and distribution disbursing agency costs and expenses; custodian fees and expenses; accounting, auditing and legal expenses; fidelity bond and other insurance premiums; fees and salaries of directors, officers and employees of the Fund other than those who are also officers of Hartford Life or its affiliates; industry membership dues; all annual and semiannual reports and prospectuses mailed to the Fund's shareholders as well as all quarterly, annual and any other periodic report required to be filed with the SEC or with any state; any notices required by a federal or state regulatory authority, and any proxy solicitation materials directed to the Fund's shareholders as well as all printing, mailing and tabulation costs incurred in connection therewith, and any expenses incurred in connection with the holding of meetings of the Fund's shareholders and other miscellaneous expenses related directly to the Fund's operations and interest.

                        PERFORMANCE RELATED INFORMATION

    The Fund may advertise certain performance related information. Performance information about the Fund is based on the Fund's past performance only and is no indication of future performance.

    The Fund may include its total return in advertisements or other sales material. When the Fund advertises its total return, it will usually be calculated for one year, five years, and ten years or some other relevant periods if the Fund has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Fund at the beginning of the relevant period to the value of the investment at the end of the period (assuming immediate reinvestment of any dividends or capital gains distributions).

                                   DIVIDENDS

    The shareholders of the Fund shall be entitled to receive such dividends as may be declared by the Fund's Board of Directors, from time to time based upon the investment performance of the assets making up the Fund's portfolio. The policy with respect to the Fund is to pay dividends from net investment income and to make distributions of realized capital gains, if any, at least once each year.

    Such dividends and distributions will be automatically invested in additional full or fractional shares monthly on the last business day of each month at the per share net asset value on that date. Provision is also made to pay such dividends and distributions in cash if requested. Such dividends and distributions will be in cash or in full or fractional shares of the Fund at net asset value.

                                DETERMINATION OF
                                NET ASSET VALUE

    The net asset value per share is determined for the Fund as of the close of the NYSE (normally 4:00 p.m. Eastern Time) on each regular business day (as previously defined) by dividing the value of the Fund's net assets by the number of shares outstanding. The assets of the Fund are valued primarily on the basis of market quotations. If quotations are not readily available, assets are valued by a method that the Board of Directors believes accurately reflects fair value. Foreign securities are valued on the basis of quotations from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates. With respect to the Fund, short-term investments that will mature in 60 days or less are also valued at amortized cost, which approximates market value.

                            PURCHASE OF FUND SHARES

    Fund shares are made available to serve as the underlying investment vehicle for variable annuity and variable life insurance separate accounts of The Hartford Life Insurance Companies. Shares of the Fund are sold by Hartford Securities Distribution Company, Inc. (the "Distributor") on a no-load basis at their net asset values. See "Determination of Net Asset Value" and "Sale and Redemption of Shares."

    It is conceivable that in the future it may be disadvantageous for variable annuity separate accounts and variable life insurance separate accounts to invest in the Funds simultaneously. Although The Hartford Life Insurance Companies and the Funds do not currently foresee any such disadvantages either to variable annuity contract owners or variable life insurance policy owners, each Fund's Board of

HARTFORD GROWTH AND INCOME HLS FUND                                           11
--------------------------------------------------------------------------------

Directors intends to monitor events in order to identify any material conflicts between such contract owners and policy owners and to determine what action, if any, should be taken in response thereto. If the Board of Directors of a Fund were to conclude that separate funds should be established for variable life and variable annuity separate accounts, the variable life and variable annuity contract holders would not bear any expenses attendant to the establishment of such separate funds.

    The Fund offers investors two different classes of shares -- Class IA and Class IB. Class IA shares are offered by this Prospectus. Class IB shares are offered by a separate prospectus in connection with a variable annuity product. The different classes of shares represent investments in the same portfolio of securities but are subject to different expenses and will likely have different share prices.

                              SALE AND REDEMPTION
                                   OF SHARES

    The shares of the Fund are sold and redeemed by the Fund at their net asset value next determined after receipt of a purchase or redemption order in good order in writing at its home office, P.O. Box 2999, Hartford, CT 06104-2999. The value of shares redeemed may be more or less than original cost, depending upon the market value of the portfolio securities at the time of redemption. Payment for shares redeemed will be made within seven days after the redemption request is received in proper form by the Fund. However, the right to redeem Fund shares may be suspended or payment therefor postponed for any period during which: (1) trading on the NYSE is closed for other than weekends and holidays; (2) an emergency exists, as determined by the SEC, as a result of which (a) disposal by the Fund of securities owned by it is not reasonably practicable, or (b) it is not reasonably practicable for the Fund to determine fairly the value of its net assets; or (3) the SEC by order so permits for the protection of stockholders of the Fund.

                              FEDERAL INCOME TAXES

    The Fund has elected and intends to qualify under Subchapter M of the Code. The Fund intends to distribute all of its net income and gains to shareholders. Such distributions are taxable income and capital gains. The Fund will inform shareholders of the amount and nature of such income and gains. The Fund may be subject to a 4% nondeductible excise tax as well as an income tax measured with respect to certain undistributed amounts of income and capital gain. The Fund expects to make such additional distributions of net investment income as are necessary to avoid the application of these taxes. For a discussion of the tax implications of a purchase or sale of the Fund's shares by the insurer, reference should be made to the section entitled "Federal Tax Considerations" in the appropriate separate account prospectus.

    If eligible, the Fund may make an election to pass through to its shareholders, The Hartford Life Insurance Companies, a credit for any foreign taxes paid during the year. If such election is made, the pass-through of the foreign tax credit will result in additional taxable income and income tax to The Hartford Life Insurance Companies. The amount of additional tax may be more than offset by the foreign tax credits which are passed through. These foreign tax credits may provide a benefit to The Hartford Life Insurance Companies.

                    OWNERSHIP AND CAPITALIZATION OF THE FUND

                                 CAPITAL STOCK

    As of the date of this prospectus, the authorized capital stock of the Fund consists of 3 billion shares at a par value of $.001 per share.

    The Board of Directors is authorized, without further shareholder approval, to authorize additional shares and to classify and reclassify the Fund into one or more classes. Accordingly, the Directors have authorized the issuance of two classes of shares of the Fund designated as Class IA and Class IB shares. The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemption, and liquidation. However, each class bears different expenses and therefore the net asset values of the two classes and any dividends declared may differ between the two classes.

                                     VOTING

    Each shareholder shall be entitled to one vote for each share of the Fund held upon all matters submitted to the shareholders generally. Class specific issues, such as a modification to a Rule 12b-1 plan that could materially increase fees, will be voted on only by the affected class. With respect to the Fund's shares issued as described above under "Purchase of Fund Shares," as well as Fund shares which are not otherwise attributable to variable annuity contract owners or variable life policy holders, The Hartford Life Insurance Companies shall be the shareholders of record. Each of The Hartford Life Insurance Companies will vote all Fund shares, pro rata, according to the written instructions of the contract owners of the variable annuity contracts and the policy holders of the variable life contracts issued by it using the Fund as investment vehicles. This position is consistent with the policy of the SEC staff.

12                                           HARTFORD GROWTH AND INCOME HLS FUND
--------------------------------------------------------------------------------

                                  OTHER RIGHTS

    Each share of Fund stock, when issued and paid for in accordance with the terms of the offering, will be fully paid and non-assessable. Shares of Fund stock have no pre-emptive, subscription or conversion rights and are redeemable as set forth under "Sale and Redemption of Shares." Upon liquidation of the Fund, the shareholders of the Fund shall be entitled to share, pro rata, in any assets of the Fund after discharge of all liabilities and payment of the expenses of liquidation.

                              GENERAL INFORMATION

                            REPORTS TO SHAREHOLDERS

    The Fund will issue unaudited semiannual reports showing current investments in the Fund and other information and annual financial statements examined by independent auditors for the Fund.

                                  DISTRIBUTOR

    Hartford Securities Distribution Company, Inc., P.O. Box 2999, Hartford, CT 06104-2999 serves as distributor to the Fund.

                                   CUSTODIAN

    State Street Bank and Trust Company, Boston, Massachusetts, serves as custodian of the Fund's assets.

                    TRANSFER AND DIVIDEND DISBURSING AGENTS

    Hartford Life Insurance Company, P.O. Box 2999, Hartford, Connecticut 06104-2999, serves as Transfer and Dividend Disbursing Agent for the Funds.

                           PENDING LEGAL PROCEEDINGS

    As of the date of this Prospectus, there are no material pending legal proceedings involving the Fund, HL Advisors or Wellington Management as a party.

                            REQUESTS FOR INFORMATION

    This Prospectus does not contain all the information included in the Registration Statement filed with the SEC. The Registration Statement, including the exhibits filed therewith, may be examined at the SEC's office in Washington, D.C. Statements contained in the Prospectus as to the contents of any contract or other document referred to herein are not necessarily complete, and, in each instance, reference is made to the copy of such contract or other document filed as an exhibit to the Registration Statement of which this Prospectus forms a part, each such statement being qualified, in all respects by such reference.

    For additional information, write to "Hartford Growth and Income HLS Fund, c/o Individual Annuity Operations, P.O. Box 2999, Hartford, CT 06104-2999.

HARTFORD GROWTH AND INCOME HLS FUND                                           13
--------------------------------------------------------------------------------

                                   APPENDIX A

    The rating information which follows describes how the rating services mentioned presently rate the described securities. No reliance is made upon the rating firms as "experts" as that term is defined for securities purposes. Rather, reliance on this information is on the basis that such ratings have become generally accepted in the investment business.

                                RATING OF BONDS

    MOODY'S INVESTORS SERVICE, INC. ("MOODY'S")

    Aaa -- Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

    Aa -- Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than in Aaa securities.

    A -- Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

    Baa -- Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

    Ba -- Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

    B -- Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

    Caa -- Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

    Ca -- Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

    C -- Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever earning any real investment standing.

    STANDARD & POOR'S CORPORATION ("STANDARD & POOR'S")

    AAA -- Bonds rated AAA are the highest grade obligations. Capacity to pay interest and repay principal is extremely strong.

    AA -- Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from AAA issues only in small degree.

    A -- Bonds rated A have a very strong capacity to pay interest and repay principal although they are somewhat more susceptible to the considerable investment strength but are not entirely free from adverse effects of changes in circumstances and economic conditions than debt in the highest rated categories.

    BBB -- Bonds rated BBB and regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category then in higher rated categories.

    BB, B, CCC, CC, C -- Debt rated BB, B, CCC, CC, and C is regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

                           RATING OF COMMERCIAL PAPER

    Purchases of corporate debt securities used for short-term investment, generally called commercial paper, will be limited to the top two grades of Moody's, Standard & Poor's, Duff & Phelps, Fitch Investor Services and Thomson Bank Watch or other NRSROs (nationally recognized statistical

14                                           HARTFORD GROWTH AND INCOME HLS FUND
--------------------------------------------------------------------------------

rating organizations) rating services and will be an eligible security under Rule 2a-7.

    MOODY'S

    Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics:

- Leading market positions in well-established industries.

- High rates of return on funds employed.

- Conservative capitalization structures with moderate reliance on debt and ample asset protection.

- Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

- Well-established access to a range of financial markets and assured sources of alternate liquidity.

    Issuers rated Prime-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

    Issuers rated Prime-3 (or related supporting institutions) have an acceptable capacity for repayment of short-term promissory obligations. The effect of industry characteristics and market composition may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and the requirement for relatively high financial leverage. Adequate alternate liquidity is maintained.

    Issuers rated Not Prime do not fall within any of the Prime rating categories.

    STANDARD & POOR'S

    The relative strength or weakness of the following factors determines whether the issuer's commercial paper is rated A-1 or A-2.

- Liquidity ratios are adequate to meet cash requirements.

    Liquidity ratios are basically as follows, broken down by the type of issuer:

    Industrial Company: acid test ratio, cash flow as a percent of current liabilities, short-term debt as a percent of current liabilities, short-term debt as a percent of current assets.

    Utility: current liabilities as a percent of revenues, cash flow as a percent of current liabilities, short-term debt as a percent of capitalization.

    Finance Company: current ratio, current liabilities as a percent of net receivables, current liabilities as a percent of total liabilities.

- The long-term senior debt rating is "A" or better; in some instances "BBB" credits may be allowed if other factors outweigh the "BBB".

- The issuer has access to at least two additional channels of borrowing.

- Basic earnings and cash flow have an upward trend with allowances made for unusual circumstances.

- Typically, the issuer's industry is well established and the issuer has a strong position within its industry.

- The reliability and quality of management are unquestioned.

                      Hartford Growth and Income HLS Fund
                        PROSPECTUS --            , 1998
                                CLASS IB SHARES


The Hartford Growth and Income HLS Fund (the "Fund") is a separate series of Hartford Series Fund, Inc., an open-end management investment company. The Fund is one of thirteen affiliated diversified portfolios used as funding media for certain variable annuity and variable life insurance separate accounts of Hartford Life Insurance Company and Hartford Life and Annuity Insurance Company (collectively, "The Hartford Life Insurance Companies"). The Fund's investment goal is to seek growth of capital and current income by investing in equity securities with earnings growth potential and steady or rising dividends. Only the Fund is offered by this Prospectus.


This Prospectus sets forth concisely the information about the Fund that a prospective investor should know before investing. Please read and retain this Prospectus for future reference. Additional information about the Fund has been filed with the Securities and Exchange Commission ("SEC") in a Statement of
Additional Information dated            , 1998 ("SAI"), which is incorporated by
reference into this Prospectus. To obtain a copy of the SAI without charge, call 1-800-862-6668 or write to "Hartford Growth and Income HLS Fund, c/o Individual Annuity Operations," P.O. Box 2999, Hartford, CT 06104-2999.
--------------------------------------------------------------------------------

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
--------------------------------------------------------------------------------

NO DEALER, SALESPERSON OR ANY OTHER PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS, OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS, IN CONNECTION WITH THE OFFER CONTAINED IN THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH OTHER INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE FUND. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER BY THE FUND TO SELL OR A SOLICITATION OF ANY OFFER TO BUY ANY OF THE SECURITIES OFFERED HEREBY IN ANY JURISDICTION TO ANY PERSON TO WHOM IT IS UNLAWFUL FOR THE FUND TO MAKE SUCH OFFER.
--------------------------------------------------------------------------------

2                                            HARTFORD GROWTH AND INCOME HLS FUND
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                               TABLE OF CONTENTS


                                                                        PAGE
                                                                        -----
Introduction to the Hartford Growth and Income HLS Fund...............     3
Investment Objective and Style of the Fund............................     3
Common Investment Policies and Risk Factors...........................     4
Management of the Fund................................................     8
Administrative Services for the Fund..................................    10
Expenses of the Fund..................................................    10
Performance Related Information.......................................    10
Dividends.............................................................    10
Determination of Net Asset Value......................................    10
Purchase of Fund Shares...............................................    11
Sale and Redemption of Shares.........................................    11
Federal Income Taxes..................................................    12
Ownership and Capitalization of the Fund..............................    12
General Information...................................................    13
Appendix A: Description of Securities Ratings.........................    14

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HARTFORD GROWTH AND INCOME HLS FUND                                            3
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                          INTRODUCTION TO THE HARTFORD
                           GROWTH AND INCOME HLS FUND

    The Fund is a diversified series of Hartford Series Fund, Inc. (the "Company"), an open-end management investment company which was organized as a Maryland corporation on January 15, 1998. The Fund commenced operations on
            , 1998. The Fund is made available to serve as the underlying investment vehicle for certain variable annuity and variable life insurance separate accounts of The Hartford Life Insurance Companies.

    The Fund offers Class IA and Class IB shares. Only Class IB shares of the Fund are offered by this Prospectus. Each Class incurs different expenses which will affect performance. Class IA shares are offered pursuant to another prospectus and are subject to the same expenses as the Class IB shares, but unlike the Class IB shares they are not subject to distribution fees imposed pursuant to a distribution plan ("Distribution Plan") adopted under Rule 12b-1 of the Investment Company Act of 1940 (the "1940 Act"). Inquiries regarding Class IA shares should be addressed to Hartford Growth and Income HLS Fund, c/o Individual Annuity Operations, P.O. Box 2999, Hartford, CT 06104-2999 or by calling 1-800-862-6668.

    HL Investment Advisors, Inc. ("HL Advisors") is the investment manager to the Fund. In addition, under HL Advisors' general management, Wellington Management Company, LLP ("Wellington Management") serves as sub-adviser to the Fund.


    HL Advisors was incorporated in Connecticut in 1981 and is a majority-owned indirect subsidiary of The Hartford Financial Services Group, Inc. ("The Hartford"), a Connecticut insurance holding company with over $100 billion in assets. Wellington Management, a Massachusetts limited liability partnership, is a professional investment counseling firm that provides services to investment companies, employee benefit plans, endowments, foundations and other institutions and individuals. Wellington Management and its predecessor organizations have provided investment advisory services since 1928. As of December 31, 1997, HL Advisors had investment management authority with respect to approximately $24 billion of assets for various clients. As of the same date, Wellington Management had investment management authority with respect to approximately $175 billion of assets for various clients.


                            INVESTMENT OBJECTIVE AND
                               STYLE OF THE FUND

    The Fund is subject to certain fundamental investment restrictions that are enumerated in detail in the SAI and may not be changed without shareholder approval. All other investment policies (including the Fund's investment objective) are non-fundamental and may be changed by the Board of Directors without shareholder approval. Stated below is the investment objective and investment style for the Fund. For a description of the Fund's investment policies and risk factors, see "Common Investment Policies and Risk Factors."

    INVESTMENT OBJECTIVE.


    The Growth and Income HLS Fund seeks growth of capital and current income by investing primarily in equity securities with earnings growth potential and steady or rising dividends.


    INVESTMENT STYLE.

    The Growth and Income HLS Fund invests in a diversified portfolio of primarily equity securities that typically have steady or rising dividends and whose prospects for capital appreciation are considered favorable by Wellington Management. Wellington Management uses fundamental analysis to evaluate a security for purchase or sale by the Fund. Fundamental analysis involves the assessment of a company through such factors as its business environment, management, balance sheet, income statement, anticipated earnings, revenues, dividends, and other related measures of value. Wellington Management then uses proprietary quantitative techniques to affirm its fundamental evaluation of a security. The quantitative techniques evaluate a security using valuation analysis, which includes use of a dividend discount model and cash flow analysis, combined with momentum analysis, which includes an assessment of a company's earnings momentum and stock price momentum. The quantitative techniques look to affirm the fundamental evaluation by identifying those securities that are attractive from the fundamental perspective and are also both inexpensive based on the quantitative valuation factors and timely according to the quantitative momentum factors. The Fund's portfolio will be broadly diversified by industry and company. Up to 20% of the Fund's total assets may be invested in securities of non-U.S. companies.

4                                            HARTFORD GROWTH AND INCOME HLS FUND
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                  COMMON INVESTMENT POLICIES AND RISK FACTORS

          MONEY MARKET INSTRUMENTS AND TEMPORARY INVESTMENT STRATEGIES


    The Fund may hold cash and invest in high quality money market instruments under appropriate circumstances as determined by Wellington Management. The Fund may invest up to 100% of its assets in cash or money market instruments only for temporary defensive purposes.


    Money market instruments include: (1) banker's acceptances; (2) obligations of governments (whether U.S. or non-U.S.) and their agencies and instrumentalities; (3) short-term corporate obligations, including commercial paper, notes, and bonds; (4) other short-term debt obligations; (5) obligations of U.S. banks, non-U.S. branches of U.S. banks (Eurodollars), U.S. branches and agencies of non-U.S. banks (Yankee dollars), and non-U.S. branches of non-U.S. banks; (6) asset-backed securities; and (7) repurchase agreements.

                             REPURCHASE AGREEMENTS

    The Fund is permitted to enter into fully collateralized repurchase agreements. A repurchase agreement is an agreement by which the seller of a security agrees to repurchase the security sold at a mutually agreed upon time and price. It may also be viewed as the loan of money by the Fund to the seller. The resale price would be in excess of the purchase price, reflecting an agreed upon market interest rate. Delays or losses could result if the other party to the agreement defaults or becomes insolvent. The Fund's Board of Directors has established standards for evaluation of the creditworthiness of the banks and securities dealers with which the Fund may engage in repurchase agreements and monitors on a quarterly basis Wellington Management's compliance with such standards.

                         REVERSE REPURCHASE AGREEMENTS

    The Fund may also enter into reverse repurchase agreements. Reverse repurchase agreements involve sales by the Fund of portfolio assets concurrently with an agreement by the Fund to repurchase the same assets at a later date at a fixed price. Reverse repurchase agreements carry the risk that the market value of the securities which the Fund is obligated to repurchase may decline below the repurchase price. A reverse repurchase agreement is viewed as a collateralized borrowing by the Fund. Borrowing magnifies the potential for gain or loss on the portfolio securities of the Fund and, therefore, increases the possibility of fluctuation in the Fund's net asset value. The Fund will establish a segregated account with the Fund's custodian bank in which the Fund will maintain liquid assets equal in value to the Fund's obligations in respect of reverse repurchase agreements. As a non-fundamental policy, the Fund will not enter into reverse repurchase transactions if the combination of all borrowings from banks and the value of all reverse repurchase agreements for the Fund equals more than 33 1/3% of the value of the Fund's total assets.

                                DEBT SECURITIES

    The Fund is permitted to invest in debt securities including: (1) securities issued or guaranteed as to principal or interest by the U.S. Government, its agencies or instrumentalities; (2) debt securities issued or guaranteed by U.S. corporations or other issuers (including foreign governments or corporations); and (3) securities issued or guaranteed as to principal or interest by a sovereign government or one of its agencies or political subdivisions, supranational entities such as development banks, non-U.S. corporations, banks or bank holding companies, or other non-U.S. issuers.

                        INVESTMENT GRADE DEBT SECURITIES

    The Fund is permitted to invest in debt securities rated within the four highest rating categories (i.e., Aaa, Aa, A or Baa by Moody's or AAA, AA, A or BBB by S&P), or, if unrated, securities of comparable quality as determined by Wellington Management. These securities are generally referred to as "investment grade securities." Each rating category has within it different gradations or sub-categories. If the Fund is authorized to invest in a certain rating category, the Fund is also permitted to invest in any of the sub-categories or gradations within that rating category. If a security is downgraded to a rating category which does not qualify for investment, Wellington Management will use its discretion on whether to hold or sell based upon its opinion on the best method to maximize value for shareholders over the long term. Debt securities carrying the fourth highest rating (i.e., "Baa" by Moody's and "BBB" by S&P), and unrated securities of comparable quality (as determined by Wellington Management) are viewed as having adequate capacity for payment of principal and interest, but do involve a higher degree of risk than that associated with investments in debt securities in the higher rating categories.

                      HIGH YIELD-HIGH RISK DEBT SECURITIES

    The Fund may invest up to 5% of its assets in high yield debt securities (i.e., rated as low as "C" by Moody's or S&P, and unrated securities of comparable quality as determined by Wellington Management). Securities rated below investment grade are commonly referred to as "high yield-high risk securities" or "junk bonds". Each rating category has within it different gradations or sub-categories. If the Fund is authorized to invest in a certain rating category, the Fund

HARTFORD GROWTH AND INCOME HLS FUND                                            5
--------------------------------------------------------------------------------

is also permitted to invest in any of the sub-categories or gradations within that rating category. If a security is downgraded to a rating category which does not qualify for investment, Wellington Management will use its discretion on whether to hold or sell based upon its opinion on the best method to maximize value for shareholders over the long term. Securities in the rating categories below "Baa" as determined by Moody's and "BBB" as determined by S&P are considered to be of poor standing and predominantly speculative. The rating services' descriptions of securities are set forth in Appendix A. High yield-high risk debt securities are considered speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligations. Accordingly, it is possible that these types of factors could, in certain instances, reduce the value of securities held by the Fund with a commensurate effect on the value of the Fund's shares.

                               EQUITY SECURITIES

    The Fund may invest in equity securities including common stocks, preferred stocks, convertible preferred stock and rights to acquire such securities. In addition, the Fund may invest in securities such as bonds, debentures and corporate notes which are convertible into common stock at the option of the holder.

                        SMALL CAPITALIZATION SECURITIES

    The Fund may invest in equity securities (including securities issued in initial public offerings) of companies which have less than $2 billion in market capitalization ("Small Capitalization Securities"). Because the issuers of Small Capitalization Securities tend to be smaller or less well-established companies, they may have limited product lines, market share or financial resources and may have less historical data with respect to operations and management. As a result, Small Capitalization Securities are often less marketable and experience a higher level of price volatility than securities of larger or more well-established companies. In addition, companies whose securities are offered in initial public offerings may be more dependent on a limited number of key employees. Because securities issued in initial public offerings are being offered to the public for the first time, the market for such securities may be inefficient and less liquid.

                              NON-U.S. SECURITIES

    The Fund is permitted to invest up to 20% of its assets in non-U.S. securities. The Fund may invest in American Depositary Receipts ("ADRs") and Global Depositary Receipts ("GDRs"). ADRs are certificates issued by a U.S. bank or trust company and represent the right to receive non-U.S. securities. ADRs are traded on a U.S. securities exchange, or in an over-the-counter market, and are denominated in U.S. dollars. GDRs are certificates issued globally and evidence a similar ownership arrangement. GDRs are traded on non-U.S. securities exchanges and are denominated in non-U.S. currencies. The value of an ADR or a GDR will fluctuate with the value of the underlying security, will reflect any changes in exchange rates and otherwise will involve risks associated with investing in non-U.S. securities.

    When selecting non-U.S. securities Wellington Management will evaluate the economic and political climate and the principal securities markets of the country in which the company is located. Investing in non-U.S. securities involves considerations and potential risks not typically associated with investing in securities issued by U.S. companies. Less information may be available about non-U.S. companies than about U.S. companies and non-U.S. companies generally are not subject to uniform accounting, auditing and financial reporting standards or to other regulatory practices and requirements comparable to those applicable to U.S. companies. The values of non-U.S. securities are affected by changes in currency rates or exchange control regulations, restrictions or prohibitions on the repatriation of non-U.S. currencies, application of non-U.S. tax laws, including withholding taxes, changes in governmental administration or economic or monetary policy (in the U.S. or outside the U.S.) or changed circumstances in dealings between nations. Costs are also incurred in connection with conversions between various currencies. The Fund may invest up to 25% of its assets in companies located in emerging countries. Compared to the United States and other developed countries, developing countries may have relatively unstable governments, economies based on only a few industries, and securities markets that are less liquid and trade a small number of securities. Prices on these exchanges tend to be volatile and, in the past, securities in these countries have offered greater potential for gain (as well as loss) than securities of companies located in developed countries. See the SAI for additional risk disclosure concerning non-U.S. securities.

                             CURRENCY TRANSACTIONS

    The Fund may engage in currency transactions to hedge the value of portfolio securities denominated in particular currencies against fluctuations in relative value. Currency transactions include forward currency contracts, currency swaps, exchange-listed and over-the-counter ("OTC") currency futures contracts and options thereon and exchange listed and OTC options on currencies.

    Forward currency contracts involve a privately negotiated obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Currency swaps are agreements to exchange cash flows based on the notional difference between or among two or more currencies. See "Swap Agreements."

6                                            HARTFORD GROWTH AND INCOME HLS FUND
--------------------------------------------------------------------------------

    The use of currency transactions to protect the value of the Fund's assets against a decline in the value of a currency does not eliminate potential losses arising from fluctuations in the value of the Fund's underlying securities. Further, the Fund may enter into currency transactions only with counterparties that Wellington Management deems to be creditworthy.

    The Fund may also enter into options and futures contracts relative to foreign currency to hedge against fluctuations in foreign currency rates. See "Options and Futures Contracts" for a discussion of risk factors relating to foreign currency transactions including related options and futures contracts.

                         OPTIONS AND FUTURES CONTRACTS

    The Fund may employ certain hedging, income enhancement and risk management techniques involving options and futures contracts, though such techniques may also result in losses to the Fund. The Fund may write covered call options or purchase put and call options on individual securities, write covered put and call options and purchase put and call options on foreign currencies, aggregates of equity and debt securities, indices of prices of equity and debt securities and other financial indices, and enter into futures contracts and options thereon for the purchase or sale of aggregates of equity and debt securities, indices of equity and debt securities and other financial indices.

    The Fund may write covered options only. "Covered" means that, so long as the Fund is obligated as the writer of an option, it will own either the underlying securities or currency or an option to purchase or sell the same underlying securities or currency having an expiration date not earlier than the expiration date of the covered option and an exercise price equal to or less than the exercise price of the covered option, or will establish or maintain with its custodian for the term of the option a "segregated account" consisting of cash, U.S. Government securities or other liquid, high grade debt obligations having a value equal to the fluctuating market value of the optioned securities or currencies. The Fund receives a premium from writing a call or put option, which increases the Fund's return if the option expires unexercised or is closed out at a net profit.

    To hedge against fluctuations in currency exchange rates, the Fund may purchase or sell foreign currency futures contracts, and write put and call options and purchase put and call options on such futures contracts. To the extent that the Fund enters into futures contracts, options on futures contracts and options on foreign currencies that are traded on an exchange regulated by the Commodities Futures Trading Commission ("CFTC"), in each case that are not for bona fide hedging purposes (as defined by the CFTC), the aggregate initial margin and premiums required to establish those non-hedging positions may not exceed 5% of the liquidation value of the Fund's portfolio, after taking into account the unrealized profits and unrealized losses on any such contracts the Fund has entered into.

    The Fund's use of options, futures and options thereon and forward currency contracts (as described under "Currency Transactions") would involve certain investment risks and transaction costs to which it might not be subject were such strategies not employed. Such risks include: (1) dependence on the ability of Wellington Management to predict movements in the prices of individual securities, fluctuations in the general securities markets or market sections and movements in interest rates and currency markets; (2) imperfect correlation between movements in the price of the securities or currencies hedged or used for cover; (3) the fact that skills and techniques needed to trade options, futures contracts and options thereon or to use forward currency contracts are different from those needed to select the securities in which the Fund invests;
(4) lack of assurance that a liquid secondary market will exist for any particular option, futures contract, option thereon or forward contract at any particular time, which may affect the Fund's ability to establish or close out a position; (5) possible impediments to effective portfolio management or the ability to meet current obligations caused by the segregation of a large percentage of the Fund's assets to cover its obligations; and (6) the possible need to defer closing out certain options, futures contracts, options thereon and forward contracts in order to continue to qualify for the beneficial tax treatment afforded "regulated investment companies" under the Internal Revenue Code of 1986, as amended (the "Code"). See the SAI for additional information on options and futures contracts. Options and futures contracts are commonly known as "derivative" securities.

                                SWAP AGREEMENTS

    The Fund may enter into interest rate swaps, currency swaps and other types of swap agreements such as caps, collars, and floors. In a typical interest rate swap, one party agrees to make regular payments equal to a floating interest rate multiplied by a "notional principal amount," in return for payments equal to a fixed rate multiplied by the same amount, for a specified period of time. If a swap agreement provides for payments in different currencies, the parties might agree to exchange the notional principal amount as well. Swaps may also depend on other prices or rates, such as the value of an index or mortgage prepayment rates.

    In a typical cap or floor agreement, one party agrees to make payments only under specified circumstances, usually in return for payment of a fee by the other party. For example, the buyer of an interest rate cap obtains the right to receive payments to the extent that a specified interest rate exceeds an agreed-upon level, while the seller of an interest rate floor is obligated to make payments to the extent that a specified interest rate falls below an agreed-
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HARTFORD GROWTH AND INCOME HLS FUND                                            7
--------------------------------------------------------------------------------

upon level. An interest rate collar combines elements of buying a cap and selling a floor.

    Swap agreements will tend to shift the Fund's investment exposure from one type of investment to another. For example, if the Fund agreed to exchange floating rate payments for fixed rate payments, the swap agreement would tend to decrease the Fund's exposure to rising interest rates. Caps and floors have an effect similar to buying or writing options. Depending on how they are used, swap agreements may increase or decrease the overall volatility of the Fund's investments and its share price and yield. Swap agreements are commonly known as "derivative" securities. Because swap agreements are privately negotiated transactions rather than publicly traded, they may be considered to be illiquid securities.

    The successful utilization of hedging and risk management transactions requires skills different from those needed in the selection of the Fund's portfolio securities and depends on Wellington Management's ability to predict correctly the direction and degree of movement in interest rates. Although the Fund believes that the use of the hedging and risk management techniques described above will benefit the Fund, if Wellington Management's judgment about the direction or extent of the movement in interest rates is incorrect, the Fund's overall performance would be worse than if it had not entered into any such transactions. These activities are commonly used when managing derivative investments.

                              ILLIQUID SECURITIES

    The Fund is permitted to invest in illiquid securities. The maximum percentage of illiquid securities which may be purchased by the Fund is 15% of its net assets. "Illiquid Securities" are securities that may not be sold or disposed of in the ordinary course of business within seven days at approximately the price used to determine the Fund's net asset value. The Fund may purchase certain restricted securities commonly known as Rule 144A securities that can be resold to institutions and which may be determined to be liquid pursuant to policies and guidelines of the Board of Directors.

    Under current interpretations of the Securities and Exchange Commission ("SEC") staff, the following securities may be considered illiquid: (1) repurchase agreements maturing in more than seven days; (2) certain restricted securities (securities whose public resale is subject to legal or contractual restrictions); (3) options, with respect to specific securities, not traded on a national securities exchange that are not readily marketable; and (4) any other securities in which the Fund may invest that are not readily marketable.

                  WHEN-ISSUED AND DELAYED-DELIVERY SECURITIES

    The Fund is permitted to purchase or sell securities on a when-issued or delayed-delivery basis. When-issued or delayed-delivery transactions arise when securities are purchased or sold with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield at the time of entering into the transaction. While the Fund generally purchases securities on a when-issued basis with the intention of acquiring the securities, the Fund may sell the securities before the settlement date if Wellington Management deems it advisable. At the time the Fund makes the commitment to purchase securities on a when-issued basis, the Fund will record the transaction and thereafter reflect the value, each day, of such security in determining net asset value. At the time of delivery of the securities, the value may be more or less than the purchase price.

                           OTHER INVESTMENT COMPANIES

    The Fund is permitted to invest in other investment companies. Securities in certain countries are currently accessible to the Fund only through such investments. The investment in other investment companies is limited in amount and will involve the indirect payment of a portion of the expenses, including advisory fees, of such other investment companies. The Fund will not purchase a security if, as a result, (1) more than 10% of the Fund's assets would be invested in securities of other investment companies, (2) such purchase would result in more than 3% of the total outstanding voting securities of any one such investment company being held by the Fund or (3) more than 5% of the Fund's assets would be invested in any one such investment company.

                          PORTFOLIO SECURITIES LENDING

    The Fund may lend its portfolio securities to broker/ dealers and other institutions as a means of earning interest income. Delays or losses could result if a borrower of portfolio securities becomes bankrupt or defaults on its obligation to return the loaned securities. The Fund may lend securities only if: (1) the loan is fully secured by appropriate collateral at all times as determined by HL Advisors; and (2) the value of all loaned securities of the Fund is not more than 33 1/3% of the Fund's total assets.

                               OTHER RISK FACTORS

    As mutual funds that primarily invest in equity and/or debt securities, the Fund is subject to market risk, i.e., the possibility that equity and/or debt prices in general will decline over short or even extended periods of time. The financial markets tend to be cyclical, with periods when security prices generally rise and periods when security prices generally decline.

8                                            HARTFORD GROWTH AND INCOME HLS FUND
--------------------------------------------------------------------------------

    The value of the debt securities in which the Fund invests will tend to increase when interest rates are falling and to decrease when interest rates are rising.

    The Fund should not be considered to be a complete investment program in and of itself. Each prospective purchaser should take into account his or her own investment objectives as well as his or her other investments when considering the purchase of shares of the Fund.

    There can be no assurance that the investment objectives of the Fund will be met. In addition, the risk inherent in investing in the Fund is common to any security -- the net asset value will fluctuate in response to changes in economic conditions, interest rates and the market's perception of the underlying portfolio securities held by the Fund.

    In pursuit of a Fund's investment objective, Wellington Management attempts to select appropriate individual securities for inclusion in the Fund's portfolio. In addition, Wellington Management attempts to successfully forecast market trends and increase investments in the types of securities best suited to take advantage of such trends. Thus, the investor is dependent on Wellington Management's success not only in selecting individual securities, but also in identifying the appropriate mix of securities consistent with the Fund's investment objective.


    The services provided to the Fund by Hartford Life, HL Advisors, HIMCO, Wellington Management and other service providers, depend on the smooth functioning of their computer systems. Many computer software systems in use today cannot distinguish the year 2000 from the year 1900 because of the way dates are encoded and calculated. That failure could have a negative impact on the handling of securities trades, pricing and account services. Hartford Life, HL Advisors, HIMCO, Wellington Management and other service providers have been actively working on necessary changes to their computer systems to deal with the year 2000 issue and expect that their systems will be adapted in time for that event.


                             INVESTMENT LIMITATIONS

    The Fund has adopted certain limitations in an attempt to reduce its exposure to specific situations. Some of these limitations are that the Fund will not:

(a) invest more than 25% of its assets in any one industry;

(b) borrow money, except from banks, and then only in amounts not exceeding 33 1/3% of the value of the Fund's total assets (although for purposes of this restriction reverse repurchase agreements are not considered borrowings, as a non-fundamental operating policy, the Fund will limit combined borrowings and reverse repurchase transactions to 33 1/3% of the value of the Fund's total assets);

(c) with respect to 75% of the value of the Fund's total assets, purchase the securities of any issuer (other than cash, cash items or securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities or authorities) if:

    (1) such purchase would cause more than 5% of the Fund's total assets taken at market value to be invested in the securities of such issuer; or

    (2) such purchase would at the time result in more than 10% of the outstanding voting securities of such issuer being held by the Fund.

    These investment restrictions are considered at the time investment securities are purchased. The limitations described above, except as noted under
(b), and those listed under Fundamental Restrictions of the Funds in the SAI, are considered fundamental and as such can only be changed with the approval of a majority of the Fund's shareholders.

                             MANAGEMENT OF THE FUND

    The Fund's Board of Directors manages the business and affairs of the Fund and takes action on all matters not reserved for the shareholders, including the annual election of officers of the Fund who carry out all orders and resolutions of the Board of Directors and carry out functions relating to the day to day management of the affairs of the Fund.

                              MANAGEMENT SERVICES

    HL Advisors serves as investment manager to the Fund pursuant to a written agreement entered into between HL Advisors and the Fund. Pursuant to such agreement HL Advisors has overall investment supervisory responsibility for the Fund. In addition, Hartford Life Insurance Company ("Hartford Life"), an affiliate of HL Advisors, provides administrative personnel, services, equipment and facilities and office space for proper operation of the Fund. HL Advisors has contracted with Wellington Management for the provision of day to day investment management services to the Fund. The Fund pays a fee to HL Advisors, a portion of which may be used to compensate Wellington Management.

    For services rendered to the Fund, HL Advisors charges a monthly fee based on the following annual rates as applied to the average of the calculated daily net asset value of the Fund.

NET ASSET VALUE                    ANNUAL RATE
---------------------------------  -----------
First $250,000,000                   0.575%
Next $250,000,000                    0.525%
Next $500,000,000                    0.475%
Amount over $1 Billion               0.425%

HARTFORD GROWTH AND INCOME HLS FUND                                            9
--------------------------------------------------------------------------------

    HL Advisors, Hartford Plaza, Hartford, Connecticut 06115, is a wholly-owned subsidiary of Hartford Life and was organized under the laws of the State of Connecticut in 1981. In addition to the Fund, HL Advisors is the investment manager to twelve other mutual funds. A wholly-owned subsidiary of HL Investment Advisors, Hartford Investment Financial Services Company, serves as investment adviser to several other Hartford Life-sponsored mutual funds. Hartford Life is a majority owned subsidiary of Hartford Fire Insurance Company, one of the largest multiple lines insurance carriers in the United States. Hartford Fire Insurance Company is a subsidiary of The Hartford Financial Services Group, Inc.

    Certain officers of the Funds are also officers and/or directors of HL
Advisors: Joseph H. Gareau is a Director and the President of HL Advisors; Andrew W. Kohnke is a Managing Director and a Director of HL Advisors; and C. Michael O'Halloran is a Director, Secretary and General Counsel of HL Advisors.

                   INVESTMENT SUB-ADVISORY AND OTHER SERVICES

    Wellington Management serves as sub-adviser to the Fund pursuant to a written contract entered into between HL Advisors and Wellington Management.

    In connection with the services provided to the Funds, Wellington Management makes all determinations with respect to the purchase and sale of portfolio securities (subject to the terms and conditions of the investment objectives, policies and restrictions of the Fund and to the general supervision of the Fund's Boards of Directors and HL Advisors) and places, in the name of the Fund, all orders for execution of the Fund's portfolio transactions. In conjunction with such activities, Wellington Management regularly furnishes reports to the Fund's Boards of Directors concerning economic forecasts, investment strategy, portfolio activity and performance of the Fund.

    Wellington Management charges a quarterly fee to HL Advisors. The Fund does not pay Wellington Management's fee nor any part thereof, nor does the Fund have any obligation or responsibility to do so. Wellington Management's quarterly fee is based upon the following annual rates as applied to the average of the calculated daily net asset value of the Fund.

NET ASSET VALUE                    ANNUAL RATE
---------------------------------  -----------
First $50,000,000                    0.325%
Next $100,000,000                    0.250%
Next $350,000,000                    0.200%
Amount Over $500,000,000             0.150%

    Wellington Management has agreed to waive 100% of its sub-advisory fee until shareholder assets (excluding assets contributed by HL Advisors or its affiliates) reach $50 million.

    Wellington Management is a professional investment counseling firm which provides investment services to investment companies, employee benefit plans, endowments, foundations and other institutions and individuals. Wellington Management and its predecessor organizations have provided investment advisory services since 1928. As of December 31, 1997, Wellington Management held discretionary management authority with respect to approximately $175 billion of client assets. Wellington Management, 75 State Street, Boston, MA 02109, is a Massachusetts limited liability partnership, of which the following persons are managing partners: Robert W. Doran, Duncan M. McFarland and John R. Ryan.

                               PORTFOLIO MANAGER

    James A. Rullo, CFA and Vice President of Wellington Management, serves as portfolio manager to the Fund. Prior to joining Wellington Management in 1994 as a quantitative analyst and portfolio manager, Mr. Rullo was a portfolio manager with PanAgora Asset Management from 1991 to 1994 and prior to that with The Boston Company from 1987.

                               PORTFOLIO TURNOVER

    The Fund may sell a portfolio investment soon after its acquisition if Wellington Management believes that such a disposition is in the Fund's best interest. A high rate of portfolio turnover involves correspondingly greater brokerage commission expenses and other transaction costs, which must be ultimately borne by a Fund's shareholders. High portfolio turnover may result in the realization of substantial capital gains; distributions derived from such gains may be treated as ordinary income for Federal income tax purposes. Although it is not possible to predict future portfolio turnover rates accurately, and such rates may vary from year to year, it is anticipated that the Fund's portfolio turnover rate will not exceed 100%.

                             BROKERAGE COMMISSIONS

    Although the Rules of Fair Practice of the National Association of Securities Dealers, Inc. prohibit its members from seeking orders for the execution of investment company portfolio transactions on the basis of their sales of investment company shares, under such rules, sales of investment company shares may be considered in selecting brokers to effect portfolio transactions. Accordingly, some portfolio transactions are, subject to such Rules and to obtaining best prices and executions, effected through dealers who sell shares of the Fund. Wellington Management may also select an affiliated broker-dealer to execute transactions for the Fund, provided that the commissions, fees or other remuneration paid to such affiliated broker are reasonable and fair as compared to that paid to non-affiliated brokers for comparable transactions.

10                                           HARTFORD GROWTH AND INCOME HLS FUND
--------------------------------------------------------------------------------

                            ADMINISTRATIVE SERVICES
                                  FOR THE FUND

    An Administrative Services Agreement between the Fund and Hartford Life provides that Hartford Life will manage the business affairs and provide administrative services to the Fund. Under the terms of this Agreement, Hartford Life will provide the following: administrative personnel, services, equipment and facilities and office space for proper operation of the Fund. Hartford Life has also agreed to arrange for the provision of additional services necessary for the proper operation of the Fund, although the Fund pays for these services directly. See "Expenses of the Fund." As compensation for the services to be performed by Hartford Life, the Fund pays to Hartford Life, as promptly as possible after the last day of each month, a monthly fee equal to the annual rate of .175% of the average daily net assets of the Fund.

                              EXPENSES OF THE FUND


    The Fund assumes and pays the following costs and expenses: interest; taxes; brokerage charges (which may be to affiliated broker-dealers); costs of preparing, printing and filing any amendments or supplements to the registration forms of the Fund and its securities; all federal and state registration, qualification and filing costs and fees, (except the initial costs and fees, which will be borne by Hartford Life), issuance and redemption expenses, transfer agency and dividend and distribution disbursing agency costs and expenses; custodian fees and expenses; accounting, auditing and legal expenses; fidelity bond and other insurance premiums; fees and salaries of directors, officers and employees of the Fund other than those who are also officers of Hartford Life or its affiliates; industry membership dues; all annual and semiannual reports and prospectuses mailed to the Fund's shareholders as well as all quarterly, annual and any other periodic report required to be filed with the SEC or with any state; any notices required by a federal or state regulatory authority, and any proxy solicitation materials directed to the Fund's shareholders as well as all printing, mailing and tabulation costs incurred in connection therewith, and any expenses incurred in connection with the holding of meetings of the Fund's shareholders and other miscellaneous expenses related directly to the Fund's operations and interest. As discussed in greater detail below, under "Sale and Redemption of Shares", the Class IB shares may pay for certain distribution related expenses in connection with activities primarily intended to result in the sale of Class IB shares.


                        PERFORMANCE RELATED INFORMATION

    The Fund may advertise certain performance related information. Performance information about the Fund is based on the Fund's past performance only and is no indication of future performance.

    The Fund may include its total return in advertisements or other sales material. When the Fund advertises its total return, it will usually be calculated for one year, five years, and ten years or some other relevant periods if the Fund has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Fund at the beginning of the relevant period to the value of the investment at the end of the period (assuming immediate reinvestment of any dividends or capital gains distributions).

                                   DIVIDENDS

    The shareholders of the Fund shall be entitled to receive such dividends as may be declared by the Fund's Board of Directors, from time to time based upon the investment performance of the assets making up the Fund's portfolio. The policy with respect to the Fund is to pay dividends from net investment income and to make distributions of realized capital gains, if any, at least once each year.

    Such dividends and distributions will be automatically invested in additional full or fractional shares monthly on the last business day of each month at the per share net asset value on that date. Provision is also made to pay such dividends and distributions in cash if requested. Such dividends and distributions will be in cash or in full or fractional shares of the Fund at net asset value.

                                DETERMINATION OF
                                NET ASSET VALUE

    The net asset value per share is determined for the Fund as of the close of the NYSE (normally 4:00 p.m. Eastern Time) on each regular business day (as previously defined) by dividing the value of the Fund's net assets by the number of shares outstanding. The assets of the Fund are valued primarily on the basis of market quotations. If quotations are not readily available, assets are valued by a method that the Board of Directors believes accurately reflects fair value. Foreign securities are valued on the basis of quotations from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates. With respect to the Fund, short-term investments that will mature in 60 days or less are also valued at amortized cost, which approximates market value.

HARTFORD GROWTH AND INCOME HLS FUND                                           11
--------------------------------------------------------------------------------

                            PURCHASE OF FUND SHARES

    Fund shares are made available to serve as the underlying investment vehicle for variable annuity and variable life insurance separate accounts of The Hartford Life Insurance Companies. Shares of the Fund are sold by Hartford Securities Distribution Company, Inc. (the "Distributor") on a no-load basis at their net asset values. See "Determination of Net Asset Value" and "Sale and Redemption of Shares."

    It is conceivable that in the future it may be disadvantageous for variable annuity separate accounts and variable life insurance separate accounts to invest in the Funds simultaneously. Although The Hartford Life Insurance Companies and the Funds do not currently foresee any such disadvantages either to variable annuity contract owners or variable life insurance policy owners, each Fund's Board of Directors intends to monitor events in order to identify any material conflicts between such contract owners and policy owners and to determine what action, if any, should be taken in response thereto. If the Board of Directors of a Fund were to conclude that separate funds should be established for variable life and variable annuity separate accounts, the variable life and variable annuity contract holders would not bear any expenses attendant to the establishment of such separate funds.

    The Fund offers investors two different classes of shares -- Class IA and Class IB. Class IB shares are offered by this Prospectus. Class IA shares are offered by a separate prospectus in connection with other variable insurance products. The different classes of shares represent investments in the same portfolio of securities but are subject to different expenses and will likely have different share prices.

                              SALE AND REDEMPTION
                                   OF SHARES

    The shares of the Fund are sold and redeemed by the Fund at their net asset value next determined after receipt of a purchase or redemption order in good order in writing at the Fund's home office, P.O. Box 2999, Hartford, CT 06104-2999. The value of shares redeemed may be more or less than original cost, depending upon the market value of the portfolio securities at the time of redemption. Payment for shares redeemed will be made within seven days after the redemption request is received in proper form by the Fund. However, the right to redeem Fund shares may be suspended or payment therefor postponed for any period during which: (1) trading on the NYSE is closed for other than weekends and holidays; (2) an emergency exists, as determined by the SEC, as a result of which (a) disposal by the Fund of securities owned by it is not reasonably practicable, or (b) it is not reasonably practicable for the Fund to determine fairly the value of its net assets; or (3) the SEC by order so permits for the protection of stockholders of the Fund.

    The Fund has adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act for the Class IB shares. Pursuant to the Distribution Plan, the Fund compensates the Distributor from assets attributable to the Class IB shares for services rendered and expenses borne in connection with activities primarily intended to result in the sale of the Class IB shares. It is anticipated that a portion of the amounts received by the Distributor will be used to defray various costs incurred or paid by the Distributor in connection with the printing and mailing of Fund prospectuses, statements of additional information, any supplements thereto and shareholder reports and holding seminars and sales meetings with wholesale and retail sales personnel designed to promote the distribution of Class IB shares. The Distributor may also use a portion of the amounts received to provide compensation to financial intermediaries and third-party broker-dealers for their services in connection with the distribution of Class IB shares.

    Although the Distribution Plan provides that the Fund may pay annually up to 0.25% of the average daily net assets of the Fund attributable to its Class IB shares for activities primarily intended to result in the sale of Class IB shares, the Distributor has voluntarily agreed to waive .07% of the fee. This waiver may be withdrawn at any time after notice to shareholders. Under the terms of the Distribution Plan and the principal underwriting agreement, the Fund is authorized to make payments monthly to the Distributor which may be used to pay or reimburse entities providing distribution and shareholder servicing with respect to the Class IB shares for such entities' fees or expenses incurred or paid in that regard.

    The Distribution Plan is of a type known as a "compensation" plan because payments are made for services rendered to the Fund with respect to Class IB shares regardless of the level of expenditures by the Distributor. The Directors will, however, take into account such expenditures for purposes of reviewing operations under the Distribution Plan and in connection with their annual consideration of the Plan's renewal. The Distributor has indicated that it expects its expenditures to include, without limitation: (a) the printing and mailing of Fund prospectuses, statements of additional information, any supplements thereto and shareholder reports for prospective contract owners of variable insurance products with respect to the Class IB shares of the Fund; (b) those relating to the development, preparation, printing and mailing of advertisements, sales literature and other promotional materials describing and/ or relating to the Class IB shares of the Fund; (c) holding seminars and sales meetings designed to promote the distribution of Fund Class IB shares; (d) obtaining information and providing explanations to wholesale and retail distributors of contracts regarding Fund investment objectives and policies and other information about the Fund, including the performance of the Fund; (e) training sales personnel regarding the Class IB shares of the Fund; and (f) financing

12                                           HARTFORD GROWTH AND INCOME HLS FUND
--------------------------------------------------------------------------------

any other activity that the Distributor determines is primarily intended to result in the sale of Class IB shares.

                              FEDERAL INCOME TAXES

    The Fund has elected and intends to qualify under Subchapter M of the Code. The Fund intends to distribute all of its net income and gains to shareholders. Such distributions are taxable income and capital gains. The Fund will inform shareholders of the amount and nature of such income and gains. The Fund may be subject to a 4% nondeductible excise tax as well as an income tax measured with respect to certain undistributed amounts of income and capital gain. The Fund expects to make such additional distributions of net investment income as are necessary to avoid the application of these taxes. For a discussion of the tax implications of a purchase or sale of the Fund's shares by the insurer, reference should be made to the section entitled "Federal Tax Considerations" in the appropriate separate account prospectus.

    If eligible, the Fund may make an election to pass through to its shareholders, The Hartford Life Insurance Companies, a credit for any foreign taxes paid during the year. If such election is made, the pass-through of the foreign tax credit will result in additional taxable income and income tax to The Hartford Life Insurance Companies. The amount of additional tax may be more than offset by the foreign tax credits which are passed through. These foreign tax credits may provide a benefit to The Hartford Life Insurance Companies.

                    OWNERSHIP AND CAPITALIZATION OF THE FUND

                                 CAPITAL STOCK

    As of the date of this prospectus, the authorized capital stock of the Fund consists of 3 billion shares at a par value of $.001 per share.

    The Board of Directors is authorized, without further shareholder approval, to authorize additional shares and to classify and reclassify the Fund into one or more classes. Accordingly, the Directors have authorized the issuance of two classes of shares of the Fund designated as Class IA and Class IB shares. The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemption, and liquidation. However, each class bears different expenses and therefore the net asset values of the two classes and any dividends declared may differ between the two classes.

                                     VOTING

    Under the Fund's multi-class system, shares of each class of the Fund represent an equal pro rata interest in the Fund and, generally, shall have identical voting, dividend, liquidation, and other rights, preferences, powers, restrictions, limitations, qualifications and terms and conditions, except that:
(a) each class shall have a different designation; (b) each class of shares shall bear its "Class Expenses;" (c) each class shall have exclusive voting rights on any matter submitted to shareholders that relates solely to its distribution arrangements; (d) each class shall have separate voting rights on any matter submitted to shareholders in which the interests of one class differ from the interests of any other class; (e) each class may have separate exchange privileges, although exchange privileges are not currently contemplated; and (f) each class may have different conversion features, although a conversion feature is not currently contemplated. Expenses currently designated as "Class Expenses" by the Fund's Board of Directors under the plan pursuant to Rule 18f-3 are currently limited to payments made to the Distributor for the Class IB shares, pursuant to the Distribution Plan for the Class IB shares adopted pursuant to Rule 12b-1 under the 1940 Act. Each shareholder shall be entitled to one vote for each share of the Fund held upon all matters submitted to the shareholders generally. Class specific issues, such as a modification to a Rule 12b-1 plan that could materially increase fees, will be voted on only by the affected class. With respect to the Fund's shares issued as described above under "Purchase of Fund Shares," as well as Fund shares which are not otherwise attributable to variable annuity contract owners or variable life policy holders, The Hartford Life Insurance Companies shall be the shareholders of record. Each of The Hartford Life Insurance Companies will vote all Fund shares, pro rata, according to the written instructions of the contract owners of the variable annuity contracts and the policy holders of the variable life contracts issued by it using the Fund as investment vehicles. This position is consistent with the policy of the SEC staff.

                                  OTHER RIGHTS

    Each share of Fund stock, when issued and paid for in accordance with the terms of the offering, will be fully paid and non-assessable. Shares of Fund stock have no pre-emptive, subscription or conversion rights and are redeemable as set forth under "Sale and Redemption of Shares." Upon liquidation of the Fund, the shareholders of the Fund shall be entitled to share, pro rata, in any assets of the Fund after discharge of all liabilities and payment of the expenses of liquidation.

HARTFORD GROWTH AND INCOME HLS FUND                                           13
--------------------------------------------------------------------------------

                              GENERAL INFORMATION

                            REPORTS TO SHAREHOLDERS

    The Fund will issue unaudited semiannual reports showing current investments in the Fund and other information and annual financial statements examined by independent auditors for the Fund.

                                  DISTRIBUTOR

    Hartford Securities Distribution Company, Inc., P.O. Box 2999, Hartford, CT 06104-2999 serves as distributor to the Fund.

                                   CUSTODIAN

    State Street Bank and Trust Company, Boston, Massachusetts, serves as custodian of the Fund's assets.

                    TRANSFER AND DIVIDEND DISBURSING AGENTS

    Hartford Life Insurance Company, P.O. Box 2999, Hartford, Connecticut 06104-2999, serves as Transfer and Dividend Disbursing Agent for the Funds.

                           PENDING LEGAL PROCEEDINGS

    As of the date of this Prospectus, there are no material pending legal proceedings involving the Fund, HL Advisors or Wellington Management as a party.

                            REQUESTS FOR INFORMATION

    This Prospectus does not contain all the information included in the Registration Statement filed with the SEC. The Registration Statement, including the exhibits filed therewith, may be examined at the SEC's office in Washington, D.C. Statements contained in the Prospectus as to the contents of any contract or other document referred to herein are not necessarily complete, and, in each instance, reference is made to the copy of such contract or other document filed as an exhibit to the Registration Statement of which this Prospectus forms a part, each such statement being qualified, in all respects by such reference.

    For additional information, write to "Hartford Growth and Income HLS Fund," c/o Individual Annuity Operations, P.O. Box 2999, Hartford, CT 06104-2999.

14                                           HARTFORD GROWTH AND INCOME HLS FUND
--------------------------------------------------------------------------------

                                   APPENDIX A

    The rating information which follows describes how the rating services mentioned presently rate the described securities. No reliance is made upon the rating firms as "experts" as that term is defined for securities purposes. Rather, reliance on this information is on the basis that such ratings have become generally accepted in the investment business.

                                RATING OF BONDS

    MOODY'S INVESTORS SERVICE, INC. ("MOODY'S")

    Aaa -- Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

    Aa -- Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than in Aaa securities.

    A -- Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

    Baa -- Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

    Ba -- Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

    B -- Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

    Caa -- Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

    Ca -- Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

    C -- Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever earning any real investment standing.

    STANDARD & POOR'S CORPORATION ("STANDARD & POOR'S")

    AAA -- Bonds rated AAA are the highest grade obligations. Capacity to pay interest and repay principal is extremely strong.

    AA -- Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from AAA issues only in small degree.

    A -- Bonds rated A have a very strong capacity to pay interest and repay principal although they are somewhat more susceptible to the considerable investment strength but are not entirely free from adverse effects of changes in circumstances and economic conditions than debt in the highest rated categories.

    BBB -- Bonds rated BBB and regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category then in higher rated categories.

    BB, B, CCC, CC, C -- Debt rated BB, B, CCC, CC, and C is regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

                           RATING OF COMMERCIAL PAPER

    Purchases of corporate debt securities used for short-term investment, generally called commercial paper, will be limited to the top two grades of Moody's, Standard & Poor's, Duff & Phelps, Fitch Investor Services and Thomson Bank Watch or other NRSROs (nationally recognized statistical

HARTFORD GROWTH AND INCOME HLS FUND                                           15
--------------------------------------------------------------------------------

rating organizations) rating services and will be an eligible security under Rule 2a-7.

    MOODY'S

    Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics:

- Leading market positions in well-established industries.

- High rates of return on funds employed.

- Conservative capitalization structures with moderate reliance on debt and ample asset protection.

- Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

- Well-established access to a range of financial markets and assured sources of alternate liquidity.

    Issuers rated Prime-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

    Issuers rated Prime-3 (or related supporting institutions) have an acceptable capacity for repayment of short-term promissory obligations. The effect of industry characteristics and market composition may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and the requirement for relatively high financial leverage. Adequate alternate liquidity is maintained.

    Issuers rated Not Prime do not fall within any of the Prime rating categories.

    STANDARD & POOR'S

    The relative strength or weakness of the following factors determines whether the issuer's commercial paper is rated A-1 or A-2.

- Liquidity ratios are adequate to meet cash requirements.

    Liquidity ratios are basically as follows, broken down by the type of issuer:

    Industrial Company: acid test ratio, cash flow as a percent of current liabilities, short-term debt as a percent of current liabilities, short-term debt as a percent of current assets.

    Utility: current liabilities as a percent of revenues, cash flow as a percent of current liabilities, short-term debt as a percent of capitalization.

    Finance Company: current ratio, current liabilities as a percent of net receivables, current liabilities as a percent of total liabilities.

- The long-term senior debt rating is "A" or better; in some instances "BBB" credits may be allowed if other factors outweigh the "BBB".

- The issuer has access to at least two additional channels of borrowing.

- Basic earnings and cash flow have an upward trend with allowances made for unusual circumstances.

- Typically, the issuer's industry is well established and the issuer has a strong position within its industry.

- The reliability and quality of management are unquestioned.

                                       PART B

                        STATEMENT OF ADDITIONAL INFORMATION


                        HARTFORD GROWTH AND INCOME HLS  FUND

                                   P.O. Box 2999
                              Hartford, CT 06104-2999




  This Statement of Additional Information ("SAI") is not a prospectus but should be read in conjunction with the prospectus. To obtain a free copy of the prospectus send a written request to: Hartford Growth and Income HLS Fund, c/o Individual Annuity Operations, P.O. Box 2999, Hartford, CT 06104-2999 or call 1-800-862-6668.

Date of Prospectus:___________________________, 1998
Date of Statement of Additional Information:__________________________,
1998

TABLE OF CONTENTS                                                          PAGE

General Information. . . . . . . . . . . . . . . . . . . . . . . . . . . . .-1-
Investment Objective and Policies. . . . . . . . . . . . . . . . . . . . . .-1-
Management of the Fund . . . . . . . . . . . . . . . . . . . . . . . . . . -14-
Other Information about the Fund . . . . . . . . . . . . . . . . . . . . . -18-
Investment Management Arrangements . . . . . . . . . . . . . . . . . . . . -19-
Fund Expenses. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . -21-
Distribution Arrangements. . . . . . . . . . . . . . . . . . . . . . . . . -22-
Portfolio Transactions and Brokerage . . . . . . . . . . . . . . . . . . . -22-
Determination of Net Asset Value . . . . . . . . . . . . . . . . . . . . . -23-
Purchase and Redemption of Shares. . . . . . . . . . . . . . . . . . . . . -23-
Investment Performance . . . . . . . . . . . . . . . . . . . . . . . . . . -24-
Taxes. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . -28-
Custodian. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . -31-
Transfer Agent Services. . . . . . . . . . . . . . . . . . . . . . . . . . -31-
Independent Public Accountants . . . . . . . . . . . . . . . . . . . . . . -31-
Other Information. . . . . . . . . . . . . . . . . . . . . . . . . . . . . -31-

                                GENERAL INFORMATION

  The Hartford Growth and Income HLS Fund (the "Fund") is a separate series of Hartford Series Fund, Inc. (the "Company"), an open-end management investment company. The Fund is one of thirteen affiliated diversified portfolios used as funding media for certain variable annuity and variable life insurance separate accounts of Hartford Life Insurance Company and Hartford Life and Annuity Insurance Company (collectively, "The Hartford Life Insurance Companies"). This SAI relates only to the Hartford Growth and Income HLS Fund. HL Investment Advisors, Inc. ("HL Advisors") is the investment manager to the Fund. HL Advisors is an indirect majority owned subsidiary of The Hartford Financial Services Group, Inc., ("The Hartford") an insurance holding company with over $100 billion in assets. In addition, Wellington Management Company, LLP ("Wellington Management") is sub-adviser to the Fund.

                          INVESTMENT OBJECTIVE AND POLICIES

A.   FUNDAMENTAL RESTRICTIONS OF THE FUND

  The Fund has adopted the following fundamental investment restrictions which may not be changed without approval of a majority of the Fund's outstanding voting securities. Under the Investment Company Act of 1940 (the "1940 Act"), and as used in the Prospectus and this SAI, a "majority of the outstanding voting securities" means the approval of the lesser of (1) the holders of 67% or more of the shares of the Fund represented at a meeting if the holders of more than 50% of the outstanding shares of the Fund are present in person or by proxy or (2) the holders of more than 50% of the outstanding shares of the Fund.

  The investment objective, investment style and certain investment policies of the Fund are set forth in the Prospectus. Set forth below are the fundamental investment policies applicable to the Fund followed by the non-fundamental policies applicable to the Fund.

  The Fund may not:

  1. Issue senior securities. For purposes of this restriction, the issuance of shares of common stock in multiple classes or series, obtaining of short-term credits as may be necessary for the clearance of purchases and sales of portfolio securities, short sales against the box, and the following practices when a segregated account has been established to cover such transactions or when an offsetting position has been established by the Fund are not deemed to be issuances of senior securities: the purchase or sale of permissible options and futures transactions (and the use of initial and maintenance margin arrangements with respect to futures contracts or related options transactions), the purchase or sale of securities on a when issued or delayed delivery basis, permissible borrowings entered into in accordance with the Fund's investment policies, and reverse repurchase agreements and mortgage dollar rolls.

  2. Borrow money, except from banks and then only if immediately after each such borrowing there is asset coverage of at least 300% as defined in the 1940 Act. Although reverse repurchase agreements, mortgage dollar rolls, short sales against the box, futures contracts, options on futures contracts, securities or indices, when issued and delayed delivery transactions and securities lending are not subject to this restriction, in most cases a segregated account will be set up to cover such transactions.

  3. Act as an underwriter for securities of other issuers.

  4. Purchase or sell real estate, except that the Fund may (i) acquire or lease office space for its own use, (ii) invest in securities of issuers that invest in real estate or interests therein, (e.g. real estate investment trusts) (iii) invest in securities that are secured by real estate or interests therein, (iv) purchase and sell mortgage-related securities, (v) hold and sell real estate acquired by the Fund as a result of the ownership of securities and (vi) invest in real estate limited partnerships.

  5. Invest in commodities, except that the Fund may (i) invest in securities of issuers that invest in commodities, and (ii) engage in permissible options and futures transactions and forward foreign currency contracts, entered into in accordance with the Fund's investment policies.

  6. Make loans, except that the Fund (i) may lend portfolio securities in accordance with the Fund's investment policies in amounts up to 33-1/3% of the Fund's total assets taken at market value, (ii) enter into fully collateralized repurchase agreements, and (iii) purchase debt obligations in which the Fund may invest consistent with its investment policies.

  7. Purchase the securities of issuers conducting their principal activity in the same industry if, immediately after such purchase, the value of its investments in such industry would exceed 25% of its total assets taken at market value at the time of such investment. This limitation does not apply to investments in obligations issued or guaranteed by the U.S. Government or any of its agencies, instrumentalities or authorities.

  In addition, the Fund will operate as a "diversified" fund within the meaning of the 1940 Act. This means that with respect to 75% of the Fund's total assets, the Fund will not purchase securities of an issuer (other than cash, cash items or securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities or authorities), if

  (a) such purchase would cause more than 5% of the Fund's total assets taken at market value to be invested in the securities of such issuer; or

  (b) such purchase would at the time result in more than 10% of the outstanding voting securities of such issuer being held by the Fund.

   If a percentage restriction on investment or utilization of assets as set forth above is adhered to at the time an investment is made, a later change in percentage resulting from changes in the values of the Fund's assets will not be considered a violation of the restriction; provided, however, that the asset coverage requirement applicable to borrowings under Section 18(f)(1) of the 1940 Act shall be maintained in the manner contemplated by that Section.

  In order to permit the sale of shares of the Fund in certain states, the Board of Directors may, in its sole discretion, adopt restrictions or investment policies more restrictive than those described above. Should the Board of Directors determine that any such more restrictive policy is no longer in the best interest of the Fund and its shareholders, the Fund may cease offering shares in the state involved and the Board of Directors may revoke such restrictive policy. Moreover, if the states involved shall no longer require any such restrictive policy, the Board of Directors may, in its sole discretion, revoke such policy.

B.  NON-FUNDAMENTAL INVESTMENT RESTRICTIONS OF THE FUND.

  The following restrictions are designated as non-fundamental and may be changed by the Board of Directors without the approval of shareholders.

  The Fund may not:

  1. Purchase securities on margin or make short sales of securities, except that the Fund may obtain such short-term credit as may be necessary for the clearance of purchases and sales of securities and except for transactions in futures contracts and options thereon.

  2. Purchase securities which are illiquid if, as a result of such purchase, more than 15% of its net assets would consist of such securities.

  3. Alone or together with any other of the Hartford Mutual Funds, make investments for the purpose of exercising control over or management of any issuer.

  4. Mortgage, pledge, hypothecate, or in any manner transfer, as security for indebtedness, any securities owned or held by it, except to secure reverse repurchase agreements; however, for purposes of this restriction, collateral arrangements with respect to transactions in futures contracts and options thereon are not deemed to be a pledge of securities.

  5. Invest more than 5% of its assets in securities of other investment companies and will not acquire more than 3% of the total outstanding voting securities of any one investment company.

  6. Purchase additional securities when money borrowed exceeds 5% of the Fund's total assets.

  7. Borrow money, engage in reverse repurchase agreements or engage in activities which are the economic equivalent of borrowing if the combination of such activities exceeds 33-1/3% of the Fund's total assets.

  If a percentage restriction on investment or utilization of assets as set forth above is adhered to at the time an investment is made, a later change in percentage resulting from changes in the values of the Fund's assets will not be considered a violation of the restriction.

  U.S. TREASURY DEPARTMENT DIVERSIFICATION REGULATIONS. The U.S. Treasury Department has issued diversification regulations under Section 817 of the Internal Revenue Code. If a mutual fund underlying a variable contract, other than a pension plan contract, is not adequately diversified within the terms of these regulations, the contract owner will have adverse income tax consequences. These regulations provide, among other things, that a mutual fund shall be considered adequately diversified if (i) no more than 55% of the value of the assets in the fund is represented by any one investment;
(ii) no more than 70% of the value of the assets in the fund is represented by any two investments; (iii) no more than 80% of the value of the assets in the fund is represented by any three investments and (iv) no more than 90% of the value of the total assets of the fund is represented by any four investments. In determining whether the diversification standards are met, each United States Government Agency or instrumentality shall be treated as a separate issuer.

MISCELLANEOUS INVESTMENT PRACTICES

  A further description of certain of the policies described in the Prospectus is set forth below.

MONEY MARKET INSTRUMENTS AND TEMPORARY INVESTMENT STRATEGIES

  The Fund may hold cash or cash equivalents and invest in high quality money market instruments under appropriate circumstances as determined by Wellington Management. The Fund may invest up to 100% of its assets in cash, cash equivalents or money market instruments only for temporary defensive purposes.

  Money market instruments include: (1) banker's acceptances; (2) obligations of governments (whether U.S. or non-U.S.) and their agencies and instrumentalities; (3) short-term corporate obligations, including commercial paper, notes, and bonds; (4) other short-term debt obligations; (5) obligations of U.S. banks, non-U.S. branches of U.S. banks (Eurodollars), U.S. branches and agencies of non-U.S. banks (Yankee dollars), and non-U.S. branches of non-U.S. banks; (6) asset-backed securities; and (7) repurchase agreements.

REPURCHASE AGREEMENTS

  The Fund is permitted to enter into fully collateralized repurchase agreements. The Fund's Board of Directors has established standards for evaluation of the creditworthiness of the banks and securities dealers with which the Funds will engage in repurchase agreements and monitors on a quarterly basis Wellington Management's compliance with such standards. Presently, the Fund may enter into repurchase agreements only with commercial banks with at least $1 billion in assets or with recognized government securities dealers with a minimum net capital of $100 million.

  Wellington Management will monitor such transactions to ensure that the value of underlying collateral will be at least equal at all times to the total amount of the repurchase obligation, including the accrued interest.
If the seller defaults, the Fund could realize a loss on the sale of the underlying security to the extent that the proceeds of sale including accrued interest are less than the resale price provided in the agreement including interest.

  A repurchase agreement is an agreement by which the seller of a security agrees to repurchase the security sold at a mutually agreed upon time and price. It may also be viewed as the loan of money by the Fund to the seller. The resale price would be in excess of the purchase price, reflecting an agreed upon market interest rate.

REVERSE REPURCHASE AGREEMENTS

  The Fund may also enter into reverse repurchase agreements. Reverse repurchase agreements involve sales by the Fund of portfolio assets concurrently with an agreement by the Fund to repurchase the same assets at a later date at a fixed price. Reverse repurchase agreements carry the risk that the market value of the securities which the Fund is obligated to repurchase may decline below the repurchase price. A reverse repurchase agreement is viewed as a collateralized borrowing by the Fund. Borrowing magnifies the potential for gain or loss on the portfolio securities of the Fund and, therefore, increases the possibility of fluctuation in the Fund's net asset value. The Fund will establish a segregated account with the Fund's custodian bank in which the Fund will maintain liquid assets equal in value to the Fund's obligations in respect of reverse repurchase agreements. The Fund will not enter into reverse repurchase transactions if the combination of all borrowings from banks and the value of all reverse repurchase agreements for the Fund equals more than 33-1/3% of the value the Fund's total assets.

DEBT SECURITIES

  The Fund is permitted to invest in debt securities including: (1) securities issued or guaranteed as to principal or interest by the U.S. Government, its agencies or instrumentalities; (2) non-convertible debt securities issued or guaranteed by U.S. corporations or other issuers (including foreign governments or corporations); and (3) securities issued or guaranteed as to principal or interest by a sovereign government or one of its agencies or political subdivisions, supranational entities such as development banks, non-U.S. corporations, banks or bank holding companies, or other non-U.S. issuers.

INVESTMENT GRADE DEBT SECURITIES

  The Fund is permitted to invest in debt securities rated within the four highest rating categories (i.e., Aaa, Aa, A or Baa by Moody's or AAA, AA, A or BBB by S&P) (or, if unrated, securities of comparable quality as determined by Wellington Management). These securities are generally referred to as "investment grade securities." Each rating category has within it different gradations or sub-categories.
If the Fund is authorized to invest in a certain rating category, the Fund is also permitted to invest in any of the sub-categories or gradations within that rating category. If a security is downgraded to a rating category which does not qualify for investment, Wellington Management will use its discretion on whether to hold or sell based upon its opinion on the best method to maximize value for shareholders over the long term. Debt securities carrying the fourth highest rating (i.e., "Baa" by Moody's and "BBB" by S&P), and unrated securities of comparable quality (as determined by Wellington Management) are viewed to have adequate capacity for payment of principal and interest, but do involve a higher degree of risk than that associated with investments in debt securities in the higher rating categories and such securities lack outstanding investment characteristics and do have speculative characteristics.

HIGH YIELD-HIGH RISK SECURITIES

  The Fund may invest up to 5% of its assets in high yield debt securities (i.e., rated as low as "C" by Moody's or S&P, and unrated securities of comparable quality as determined by Wellington Management). Securities rated below investment grade are commonly referred to as "high yield-high risk securities" or "junk bonds". Each rating category has within it different gradations or sub-categories. For instance the "Ba" rating for Moody's includes "Ba3", "Ba2" and "Ba1". Likewise the S&P rating category of "BB" includes "BB+", "BB" and "BB-". If the Fund is authorized to invest in a certain rating category, the Fund is also permitted to invest in any of the sub-categories or gradations within that rating category. Securities in the highest category below investment grade are considered to be of poor standing and predominantly speculative. These securities are considered speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligations. Accordingly, it is possible that these types of factors could, in certain instances, reduce the value of securities held by the Fund with a commensurate effect on the value of the Fund's shares. If a security is downgraded to a rating category which does not qualify for investment, Wellington Management will use its discretion on whether to hold or sell based upon its opinion on the best method to maximize value for shareholders over the long term.

EQUITY SECURITIES

  The Fund may invest in equity securities which include common stocks, preferred stocks (including convertible preferred stock) and rights to acquire such securities. In addition, the Fund may invest in securities such as bonds, debentures and corporate notes which are convertible into common stock at the option of the holder.

SMALL CAPITALIZATION SECURITIES

  The Fund may invest in equity securities (including securities issued in initial public offerings) of companies which have less than $2 billion in market capitalization ("Small Capitalization Securities"). Because the issuers of Small Capitalization Securities tend to be smaller or less well-established companies, they may have limited product lines, market share or financial resources and may have less historical data with respect to operations and management. As a result, Small Capitalization Securities are often less marketable and experience a higher level of price volatility than securities of larger or more well-established companies. In addition, companies whose securities are offered in initial public offerings may be more dependent on a limited number of key employees. Because securities issued in initial public offerings are being offered to the public for the first time, the market for such securities may be inefficient and less liquid.

NON-U.S. SECURITIES

  The Fund is permitted to invest a portion of its assets in non-U.S. securities, including, in the case of permitted equity investments, American Depositary Receipts ("ADRs") and Global Depositary Receipts ("GDRs"). ADRs are certificates issued by a U.S. bank or trust company and represent the right to receive securities of a non-U.S. issuer deposited in a domestic bank or non-U.S. branch of a U.S. bank. ADRs are traded on a U.S. securities exchange, or in an over-the-counter market, and are denominated in U.S. dollars. GDRs are certificates issued globally and evidence a similar ownership arrangement. GDRs are traded on non-U.S. securities exchanges and are denominated in non-U.S. currencies. The value of an ADR or a GDR will fluctuate with the value of the underlying security, will reflect any changes in exchange rates and otherwise will involve risks associated with investing in non-U.S. securities. When selecting securities of non-U.S. issuers, Wellington Management will evaluate the economic and political climate and the principal securities markets of the country in which an issuer is located.

  Investing in securities issued by non-U.S. companies involves considerations and potential risks not typically associated with investing in obligations issued by U.S. companies. Less information may be available about non-U.S. companies than about U.S. companies and non-U.S. companies generally are not subject to uniform accounting, auditing and financial reporting standards or to other regulatory practices and requirements comparable to those applicable to U.S. companies. The values of non-U.S. securities are affected by changes in currency rates or exchange control regulations, restrictions or prohibition on the repatriation of non-U.S. currencies, application of non-U.S. tax laws, including withholding taxes, changes in governmental administration or economic or monetary policy (in the U.S. or outside the U.S.) or changed circumstances in dealings between nations. Costs are also incurred in connection with conversions between various currencies.

  Investing in non-U.S. sovereign debt will expose a Fund to the direct or indirect consequences of political, social or economic changes in the developing and emerging countries that issue the securities. The ability and willingness of sovereign obligers in developing and emerging countries or the governmental authorities that control repayment of their external debt to pay principal and interest on such debt when due may depend on general economic and political conditions within the relevant country. Countries such as those in which the Fund may invest have historically experienced, and may continue to experience, high rates of inflation, high interest rates, exchange rate trade difficulties and unemployment. Some of these countries are also characterized by political uncertainty or instability. Additional factors which may influence the ability or willingness to service debt include, but are not limited to, a country's cash flow situation, the availability of sufficient foreign exchange on the date a payment is due, the relative size of its debt service burden to the economy as a whole, and its government's policy towards the IMF, the World Bank and other international agencies.

  From time to time the Fund may invest up to 25% of its assets in companies located in emerging countries. Compared to the United States and other developed countries, developing countries may have relatively unstable governments, economies based on only a few industries, and securities markets that are less liquid and trade a small number of securities. Prices on these exchanges tend to be volatile and, in the past, securities in these countries have offered greater potential for gain (as well as loss) than securities of companies located in developed countries.

CURRENCY TRANSACTIONS

  The Fund may engage in currency transactions to hedge the value of portfolio securities denominated in particular currencies against fluctuations in relative value. Currency transactions include forward currency contracts, currency swaps, exchange-listed and over-the-counter ("OTC") currency futures contracts and options thereon and exchange listed and OTC options on currencies.

  Forward currency contracts involve a privately negotiated obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Currency swaps are agreements to exchange cash flows based on the notional difference between or among two or more currencies. See "Swap Agreements."

  The use of currency transactions to protect the value of the Fund's assets against a decline in the value of a currency does not eliminate potential losses arising from fluctuations in the value of the Fund's underlying securities. Further, the Fund may enter into currency transactions only with counterparties that Wellington Management deems to be creditworthy.

  The Fund may also enter into options and futures contracts relative to foreign currency to hedge against fluctuations in foreign currency rates. See "Options and Futures Contracts" for a discussion of risk factors relating to foreign currency transactions including options and futures contracts related thereto.

OPTIONS AND FUTURES CONTRACTS

  In seeking to protect against the effect of changes in equity market values, currency exchange rates or interest rates that are adverse to the present or prospective position of the Fund, for cash flow management, and, to a lesser extent, to enhance returns, the Fund may employ certain hedging, income enhancement and risk management techniques, including the purchase and sale of options, futures and options on futures involving equity and debt securities and foreign currencies, aggregates of equity and debt securities, indices of prices of equity and debt securities and other financial indices. The Fund's ability to engage in these practices may be limited by tax considerations and certain other legal considerations.

  The Fund may write covered options and purchase put and call options on individual securities as a partial hedge against an adverse movement in the security and in circumstances consistent with the objective and policies of the Fund. This strategy limits potential capital appreciation in the portfolio securities subject to the put or call option.

  The Fund may also write covered put and call options and purchase put and call options on foreign currencies to hedge against the risk of foreign exchange fluctuations on foreign securities the Fund holds in its portfolio or that it intends to purchase. For example, if the Fund enters into a contract to purchase securities denominated in foreign currency, it could effectively establish the maximum U.S. dollar cost of the securities by purchasing call options on that foreign currency. Similarly, if the Fund held securities denominated in a foreign currency and anticipated a decline in the value of that currency against the U.S. dollar, the Fund could hedge against such a decline by purchasing a put option on the foreign currency involved.

  In addition, the Fund may purchase put and call options and write covered put and call options on aggregates of equity and debt securities, and may enter into futures contracts and options thereon for the purchase or sale of aggregates of equity and debt securities, indices of equity and debt securities and other financial indices, all for the purpose of protecting against potential changes in the market value of portfolio securities or in interest rates. Aggregates are composites of equity or debt securities that are not tied to a commonly known index. An index is a measure of the value of a group of securities or other interests. An index assigns relative values to the securities included in that index, and the index fluctuates with changes in the market value of those securities.

  The Fund may write covered options only. "Covered" means that, so long as the Fund is obligated as the writer of a call option on particular securities or currency, it will own either the underlying securities or currency or an option to purchase the same underlying securities or currency having an expiration date not earlier than the expiration date of the covered option and an exercise price equal to or less than the exercise price of the covered option, or will establish or maintain with its custodian for the term of the option a segregated account consisting of cash, U.S. Government securities or other liquid, high grade debt obligations having a value equal to the fluctuating market value of the optioned securities or currencies. The Fund will cover any put option it writes on particular securities or currency by maintaining a segregated account with its custodian as described above.

  To hedge against fluctuations in currency exchange rates, the Fund may purchase or sell foreign currency futures contracts, and write put and call options and purchase put and call options on such futures contracts. For example, the Fund may use foreign currency futures contracts when it anticipates a general weakening of the foreign currency exchange rate that could adversely affect the market values of the Fund's foreign securities holdings. In this case, the sale of futures contracts on the underlying currency may reduce the risk of a reduction in market value caused by foreign currency variations and, by so doing, provide an alternative to the liquidation of securities positions in the Fund and resulting transaction costs. When the Fund anticipates a significant foreign exchange rate increase while intending to invest in a non-U.S. security, the Fund may purchase a foreign currency futures contract to hedge against a rise in foreign exchange rates pending completion of the anticipated transaction. Such a purchase of a futures contract would serve as a temporary measure to protect the Fund against any rise in the foreign exchange rate that may add additional costs to acquiring the non-U.S. security position. The Fund similarly may use futures contracts on equity and debt securities to hedge against fluctuations in the value of securities it owns or expects to acquire.

  The Fund also may purchase call or put options on foreign currency futures contracts to obtain a fixed foreign exchange rate at limited risk. The Fund may purchase a call option on a foreign currency futures contract to hedge against a rise in the foreign exchange rate while intending to invest in a non-U.S. security of the same currency. The Fund may purchase put options on foreign currency futures contracts to hedge against a decline in the foreign exchange rate or the value of its non-U.S. securities. The Fund may write a call option on a foreign currency futures contract as a partial hedge against the effects of declining foreign exchange rates on the value of non-U.S. securities and in circumstances consistent with the Fund's investment objectives and policies.

  Options on indexes are settled in cash, not in delivery of securities. The exercising holder of an index option receives, instead of a security, cash equal to the difference between the closing price of the securities index and the exercise price of the option. When the Fund writes a covered option on an index, the Fund will be required to deposit and maintain with a custodian cash or high-grade, liquid short-term debt securities equal in value to the aggregate exercise price of a put or call option pursuant to the requirements and the rules of the applicable exchange. If, at the close of business on any day, the market value of the deposited securities falls below the contract price, the Fund will deposit with the custodian cash or high-grade, liquid short-term debt securities equal in value to the deficiency.

  To the extent that the Fund enters into futures contracts, options on futures contracts and options on foreign currencies that are traded on an exchange regulated by the Commodities Futures Trading Commission ("CFTC"), in each case that are not for "BONA FIDE hedging" purposes (as defined by regulations of the CFTC), the aggregate initial margin and premiums required to establish those positions may not exceed 5% of the liquidation value of the Fund's portfolio, after taking into account the unrealized profits and unrealized losses on any such contracts the Fund has entered into. However, the "in-the-money" amount of such options may be excluded in computing the 5% limit. Adoption of this guideline will not limit the percentage of the Fund's assets at risk to 5%.

  Although the Fund may not employ all or any of the foregoing strategies, its use of options, futures and options thereon and forward currency contracts (as described under "Currency Transactions") would involve certain investment risks and transaction costs to which it might not be subject were such strategies not employed. Such risks include: (1) dependence on the ability of Wellington Management to predict movements in the prices of individual securities, fluctuations in the general securities markets or market sections and movements in interest rates and currency markets; (2) imperfect correlation between movements in the price of the securities or currencies hedged or used for cover; (3) the fact that skills and techniques needed to trade options, futures contracts and options thereon or to use forward currency contracts are different from those needed to select the securities in which the Fund invests; (4) lack of assurance that a liquid secondary market will exist for any particular option, futures contract, option thereon or forward contract at any particular time, which may affect the Fund's ability to establish or close out a position; (5) possible impediments to effective portfolio management or the ability to meet current obligations caused by the segregation of a large percentage of the Fund's assets to cover its obligations; and (6) the possible need to defer closing out certain options, futures contracts, options thereon and forward contracts in order to continue to qualify for the beneficial tax treatment afforded "regulated investment companies" under the Code. In the event that the anticipated change in the price of the securities or currencies that are the subject of such a strategy does not occur, it may be that the Fund would have been in a better position had it not used such a strategy at all.

SWAP AGREEMENTS

  The Fund may enter into interest rate swaps, currency swaps, and other types of swap agreements such as caps, collars, and floors. In a typical interest rate swap, one party agrees to make regular payments equal to a floating interest rate multiplied by a "notional principal amount," in return for payments equal to a fixed rate multiplied by the same amount, for a specified period of time. If a swap agreement provides for payments in different currencies, the parties might agree to exchange the notional principal amount as well. Swaps may also depend on other prices or rates, such as the value of an index or mortgage prepayment rates.

  In a typical cap or floor agreement, one party agrees to make payments only under specified circumstances, usually in return for payment of a fee by the other party. For example, the buyer of an interest rate cap obtains the right to receive payments to the extent that a specified interest rate exceeds an agreed-upon level, while the seller of an interest rate floor is obligated to make payments to the extent that a specified interest rate falls below an agreed-upon level. An interest rate collar combines elements of buying a cap and selling a floor.

  Swap agreements will tend to shift the Fund's investment exposure from one type of investment to another. For example, if the Fund agreed to exchange floating rate payments for fixed rate payments, the swap agreement would tend to decrease the Fund's exposure to rising interest rates. Caps and floors have an effect similar to buying or writing options. Depending on how they are used, swap agreements may increase or decrease the overall volatility of the Fund's investments and its share price and yield.

  The Fund will usually enter into interest rate swaps on a net basis, i.e., where the two parties make net payments with the Fund receiving or paying, as the case may be, only the net amount of the two payments. The net amount of the excess, if any, of the Fund's obligations over its entitlement with respect to each interest rate swap will be U.S. Government Securities or other liquid high grade debt obligations having an aggregate net asset value at least equal to the accrued excess will be maintained by the Fund's custodian in a segregated account. If the Fund enters into a swap on other than a net basis, the Fund will maintain in the segregated account the full amount of the Fund's obligations under each such swap. The Fund may enter into swaps, caps, collars and floors with member banks of the Federal Reserve System, members of the New York Stock Exchange or other entities determined by Wellington Management, pursuant to procedures adopted and reviewed on an ongoing basis by the Board of Directors, to be creditworthy. If a default occurs by the other party to such transaction, the Fund will have contractual remedies pursuant to the agreements related to the transaction but such remedies may be subject to bankruptcy and insolvency laws which could affect such Fund's rights as a creditor.

  The swap market has grown substantially in recent years with a large number of banks and financial services firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid. Caps, collars and floors are more recent innovations and they are less liquid than swaps. There can be no assurance, however, that the Fund will be able to enter into interest rate swaps or to purchase interest rate caps, collars or floors at prices or on terms Wellington Management, as appropriate, believes are advantageous to the Fund. In addition, although the terms of interest rate swaps, caps, collars and floors may provide for termination, there can be no assurance that the Fund will be able to terminate an interest rate swap or to sell or offset interest rate caps, collars or floors that it has purchased. Because interest rate swaps, caps, collars and floors are privately negotiated transactions rather than publicly traded they may be considered to be illiquid securities.

  The successful utilization of hedging and risk management transactions requires skills different from those needed in the selection of the Fund's portfolio securities and depends on Wellington Management's ability to predict correctly the direction and degree of movements in interest rates. Although the Fund believes that use of the hedging and risk management techniques described above will benefit the Fund, if Wellington Management's judgment about the direction or extent of the movement in interest rates is incorrect, the Fund's overall performance would be worse than if it had not entered into any such transactions. For example, if the Fund had purchased an interest rate swap or an interest rate floor to hedge against its expectation that interest rates would decline but instead interest rates rose, the Fund would lose part or all of the benefit of the increased payments it would receive as a result of the rising interest rates because it would have to pay amounts to its counterparties under the swap agreement or would have paid the purchase price of the interest rate floor. These activities are commonly used when managing derivative investments.

ILLIQUID SECURITIES

  The Fund is permitted to invest in illiquid securities. No illiquid securities will be acquired if upon the purchase more than 15% of the Fund's net assets would consist of such securities. "Illiquid Securities" are securities that may not be sold or disposed of in the ordinary course of business within seven days at approximately the price used to determine the Fund's net asset value. The Fund may purchase certain restricted securities commonly known as Rule 144A securities that can be resold to institutions and which may be determined to be liquid pursuant to policies and guidelines of the Board of Directors. The Fund may not be able to sell illiquid securities when Wellington Management considers it desirable to do so or may have to sell such securities at a price that is lower than the price that could be obtained if the securities were more liquid. A sale of illiquid securities may require more time and may result in higher dealer discounts and other selling expenses than does the sale of securities that are not illiquid. Illiquid securities also may be more difficult to value due to the unavailability of reliable market quotations for such securities, and investment in illiquid securities may have an adverse impact on net asset value.

  Under current interpretations of the SEC Staff, the following types of securities in which the Fund may invest will be considered illiquid: (1) repurchase agreements maturing in more than seven days; (2) certain restricted securities (securities whose public resale is subject to legal or contractual restrictions); (3) options, with respect to specific securities, not traded on a national securities exchange that are not readily marketable; and (4) any other securities in which the Fund may invest that are not readily marketable.

WHEN-ISSUED AND DELAYED-DELIVERY SECURITIES

  The Fund is permitted to purchase or sell securities on a when-issued or delayed-delivery basis. When-issued or delayed-delivery transactions arise when securities are purchased or sold with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield at the time of entering into the transaction. While the Fund generally purchases securities on a when-issued basis with the intention of acquiring the securities, the Fund may sell the securities before the settlement date if Wellington Management deems it advisable. At the time the Fund makes the commitment to purchase securities on a when-issued basis, the Fund will record the transaction and thereafter reflect the value, each day, of such security in determining the net asset value of the Fund. At the time of delivery of the securities, the value may be more or less than the purchase price. The Fund will maintain, in a segregated account, cash, U.S. Government securities or other liquid, high-grade debt obligations having a value equal to or greater than the Fund's purchase commitments; likewise the Fund will segregate securities sold on a delayed-delivery basis.

OTHER INVESTMENT COMPANIES

  The Fund is permitted to invest in other investment companies. Securities in certain countries are currently accessible to the Fund only through such investments. The investment in other investment companies is limited in amount and will involve the indirect payment of a portion of the expenses, including advisory fees, of such other investment companies. The Fund will not purchase a security of an investment company if, as a result, (1) more than 10% of the Fund's assets would be invested in securities of other investment companies, (2) such purchase would result in more than 3% of the total outstanding voting securities of any one such investment company being held by the Fund; or (3) more than 5% of the Fund's assets would be invested in any one such investment company.

PORTFOLIO SECURITIES LENDING

  The Fund may lend its portfolio securities to broker/dealers and other institutions as a means of earning interest income. The borrower will be required to deposit as collateral, cash, cash equivalents, U.S. government securities or other high quality liquid debt securities that at all times will be at least equal to 100% of the market value of the loaned securities and such amount will be maintained in a segregated account of the Fund. While the securities are on loan the borrower will pay the Fund any income accruing thereon.

  Delays or losses could result if a borrower of portfolio securities becomes bankrupt or defaults on its obligation to return the loaned securities. The Fund may lend securities only if: (1) the loan is fully secured by appropriate collateral at all times; and (2) the value of all loaned securities of the Fund is not more than 33-1/3% of the Fund's total assets taken at the time of the loan.

                                MANAGEMENT OF THE FUND

  The directors and officers of the Fund and their principal business occupations for the last five years are set forth below. Those directors who are deemed to be "interested persons" of the Fund, as that term is defined in the 1940 Act are indicated by an asterisk next to their respective names.

NAME, ADDRESS, AGE AND POSITION WITH THE FUND

JOSEPH ANTHONY BIERNAT (age 70)
Director
30 Hurdle Fence Drive
Avon, CT 06001

Mr. Biernat served as Senior Vice President and Treasurer of United Technologies Corporation from 1984 until March, 1987, when he retired. He subsequently served as Executive Vice President of Boston Security Counselors, Inc., Hartford, Connecticut (1988-1989), and served as Vice President-Client Services of Wright Investors' Service, Bridgeport, Connecticut (1989-1990). Mr. Biernat presently is consulting to organizations on financial matters, with the majority of time spent with T.O. Richardson & Co., Farmington, Connecticut.

WINIFRED ELLEN COLEMAN (age 65)
Director
27 Buckingham Lane
West Hartford, CT 06117

Ms. Coleman has served as President of Saint Joseph College since 1991. She is a Director of LeMoyne College and St. Francis Hospital.

JOSEPH HARRY GAREAU* (age 50)
Director and President
P.O. Box 2999
Hartford, CT 06104-2999

Mr. Gareau has served as Executive Vice President and Chief Investment Officer of The Hartford since April, 1993. Formerly, he served as Senior Vice President and Chief Investment Officer/Property-Casualty Division (September, 1992 - April, 1993) and Vice President (October, 1987 - September, 1992). Mr. Gareau is also a Director and the President of The Hartford Investment Management Company ("HIMCO"), a Hartford affiliated registered investment adviser, a Director and Executive Vice President of Hartford Investment Financial Services Company ("HIFSCO"), a Hartford affiliated registered investment adviser, and a Director of Hartford Fire Insurance Company.

WILLIAM ATCHISON O'NEILL (age 67)
Director
Box 360
East Hampton, CT 06424

The Honorable William A. O'Neill served as Governor of the State of Connecticut from 1980 until 1991. He is presently retired.

MILLARD HANDLEY PRYOR, JR. (age 64)
Director
695 Bloomfield Avenue
Bloomfield, CT 06002

Mr. Pryor has served as Managing Director of Pryor & Clark Company, Hartford, Connecticut, since June, 1992. He served as Chairman and Chief Executive Officer of Corcap, Inc. from 1988-1992. In addition, Mr. Pryor is a Director of Pryor & Clark Company, Corcap, Inc., the Wiremold Company, Hoosier Magnetics, Inc., Infodata Systems, Inc., Pacific Scientific Corporation and Fibralock, Inc.

LOWNDES ANDREW SMITH* (age 58)
Director and Chairman
P.O. Box 2999
Hartford, CT 06104-2999

Mr. Smith has served as President of The Hartford Life Insurance Companies since January, 1989. He was formerly Senior Vice President and Group Comptroller of The Hartford Insurance Group from 1987-1989. He has been a Director of Connecticut Children's Medical Center since 1993 and a Director of American Counsel of Life Insurance since 1990. Mr. Smith is also President and a Director of HIFSCO.

JOHN KELLEY SPRINGER (age 66)
Director
225 Asylum Avenue
Hartford, CT 06103

Mr. Springer currently serves as Chairman of Medspan, Inc. From 1989 to 1997 he served as Chief Executive Officer of Connecticut Health System, Inc. Formerly, he served as the Chief Executive Officer of Hartford Hospital, Hartford, Connecticut (June, 1971 - August, 1989). He is also a Director of Hartford Hospital, Connecticut Health System, Inc., Hospital Research and Development Institute, and CHS Insurance Ltd. (Chairman).

PETER CUMMINS (age 60)
Vice President
Hartford Plaza
Hartford, CT 06115

Mr. Cummins has served as Senior Vice President since 1997 and Vice President since 1989 of sales and marketing of the Individual Life and Annuity Division of The Hartford Financial Services Group, Inc. - Life Companies. He is also a Director and Vice President of HIFSCO.

JOHN PHILLIP GINNETTI (age 52)
Vice President
P.O. Box 2999
Hartford, CT 06104-2999

Mr. Ginnetti has served as Executive Vice President and Director of Asset Management Services, a division of The Hartford Financial Services Group, Inc. - Life Companies, since 1994. From 1988 to 1994 he served as Senior Vice President and Director of the Individual Life and Annuities Division, also a division of The Hartford Financial Services Group, Inc. - Life Companies.

ANDREW WILLIAM KOHNKE (age 39)
Vice President
P.O. Box 2999
Hartford, CT 06104-2999

Mr. Kohnke has served as a Vice President since 1992, and as an Investment Manager since 1983, of The Hartford Financial Services Group, Inc. Mr. Kohnke is also a Director and Managing Director of HIMCO and a Director and Vice President of HIFSCO.

THOMAS MICHAEL MARRA (age 39)
Vice President
 P.O. Box 2999
Hartford, CT 06104-2999

Mr. Marra has served as an Executive Vice President since 1996, as Senior Vice President since 1994, and as Director of the Individual Life and Annuity Division of The Hartford Financial Services Group, Inc. - Life Companies, since 1980. Mr. Marra is also a Director and Executive Vice President of HIFSCO.

CHARLES MINER O'HALLORAN (age 50)
Vice President and Secretary
Hartford Plaza
Hartford, CT 06115

Mr. O'Halloran has served as Senior Vice President since January, 1998, Corporate Secretary since 1996, Vice President since 1994 and Senior Associate General Counsel since 1988 of The Hartford Financial Services Group, Inc. Mr. O'Halloran is also a Director, Secretary and General Counsel of HIMCO and a Director of HIFSCO.

GEORGE RICHARD JAY (age 45)
Controller and Treasurer
P.O. Box 2999
Hartford, CT 06104-2999

Mr. Jay has served as Secretary and Director, Life and Equity Accounting and Financial Control, of The Hartford Financial Services Group, Inc. - Life Companies since 1987 and is a Director of HIFSCO.

KEVIN J. CARR (age 43)
Assistant Secretary and Counsel
Hartford Plaza
Hartford, CT 06115

Mr. Carr has served as Counsel since November 1996 and Associate Counsel since November 1995, of The Hartford Financial Services Group, Inc. Formerly he served as Counsel of Connecticut Mutual Life Insurance Company from March 1995 to November 1995, Associate Counsel of 440 Financial Group of Worcester from 1994 to 1995 and Corporate Counsel-General Manager of Parker Media, a Hartford-based publishing company, from 1990-1994. Mr. Carr is also an Assistant Secretary of HIFSCO.

  An Audit Committee and Nominating Committee have been appointed for the Fund. Each Committee is made up of those directors who are not "interested persons" of the Fund.

  All Board members and officers of the Fund are also board members and officers of The Hartford Mutual Funds, Inc., an open-end management investment company comprised of nine separate funds, whose shares are sold to the general public. Each of the Directors and principal officers affiliated with the Fund who is also an affiliated person of HL Advisors or Wellington Management is named above, together with the capacity in which such person is affiliated with the Fund, HL Advisors or Wellington Management.

COMPENSATION OF OFFICERS AND DIRECTORS. The Funds pay no salaries or compensation to any officer or director affiliated with The Hartford. The chart below sets forth the fees paid by the Fund to the non-interested Directors and certain other information as of December 31, 1997:



                         JOSEPH A.   WINIFRED E.    WILLIAM A.    MILLARD H.    JOHN K.
                         BIERNAT     COLEMAN        O'NEILL       PRYOR         SPRINGER
                        ----------   ----------     ----------    ----------    ---------
COMPENSATION
RECEIVED FROM THE
FUND                        $0           $0             $0            $0            $0

PENSION OR
RETIREMENT BENEFITS
ACCRUED AS FUND
EXPENSE                     $0           $0             $0            $0            $0

TOTAL COMPENSATION
FROM THE FUND AND
COMPLEX PAID TO
DIRECTORS*               $23,250       $23,250        $23,250       $23,250       $23,250

*As of December 31, 1997, there were twenty-one funds in the Complex.

OTHER INFORMATION ABOUT THE FUND

  The Fund is a diversified series of the Hartford Series Fund, Inc., an open-end investment company which was organized as a Maryland corporation on January 15, 1998. The authorized capital stock of the Fund consists of 3 billion shares of common stock, par value $0.001 per share (Common Stock). The Directors have authorized the issuance of two classes of shares of the Fund designated in each instance as Class IA and Class IB shares.

  The shares of the Fund are entitled to vote separately to approve investment advisory agreements or changes in investment restrictions, but shareholders of all series of the Company vote together in the election and selection of Directors and accountants. Shares of the Fund vote together as a class on matters that affect the Fund in substantially the same manner. As to matters affecting a single class, shares of such class will vote separately. Shares of the Fund do not have cumulative voting rights. The Company and the Fund do not intend to hold annual meetings of shareholders unless required to do so by the 1940 Act or the Maryland statutes under which the Company is organized. Although Directors are not elected annually by the shareholders, shareholders have under certain circumstances the right to remove one or more Directors. If required by applicable law, a meeting will be held to vote on the removal of a Director or Directors of the Company if requested in writing by the holders of not less than 25% of the Company's outstanding shares. The Fund's shares are fully paid, and nonassessable and, when issued, have no preference, preemptive, conversion or similar rights and are freely transferable. With respect to the Fund's shares issued as described above under "Purchase of Fund Shares," as well as Fund shares which are not otherwise attributable to variable annuity contract owners or variable life policy holders, The Hartford Life Insurance Companies shall be the shareholders of record. Each of The Hartford Life Insurance Companies will vote all Fund shares, pro rata, according to the written instructions of the contract owners of the variable annuity contracts and the policy holders of the variable life contracts issued by it using the Fund as investment vehicles. This position is consistent with the policy of the SEC Staff.

  The Company's Articles of Incorporation provide that the Directors, officers and employees of the Company may be indemnified by the Company to the fullest extent permitted by Maryland law and the federal securities laws. The Company's Bylaws provide that the Fund shall indemnify each of its Directors, officers and employees against liabilities and expenses reasonably incurred by them, in connection with, or resulting from, any claim, action, suit or proceeding, threatened against or otherwise involving such Director, officer or employee, directly or indirectly, by reason of being or having been a Director, officer or employee of the Company. Neither the Articles of Incorporation nor the Bylaws authorize the Company to indemnify any Director or officer against any liability to which he or she would otherwise be subject by reason of or for willful misfeasance, bad faith, gross negligence or reckless disregard of such person's duties.

                          INVESTMENT MANAGEMENT ARRANGEMENTS

  The Fund has entered into an investment advisory agreement with HL Investment Advisors, Inc. ("HL Advisors"). The investment advisory agreement provides that HL Advisors, subject to the supervision and approval of the Fund's Board of Directors, is responsible for the management of the Fund. HL Advisors is responsible for investment management supervision of the Fund. Hartford Life Insurance Company ("Hartford Life"), a corporate affiliate of HL Advisors, provides administrative services to the Fund including administrative personnel, services, equipment and facilities and office space for proper operation of the Fund. Although Hartford Life has agreed to arrange for the provision of additional services necessary for the proper operation of the Fund, the Fund pays for these services directly.

  With respect to the Fund, HL Advisors has entered into a sub-advisory investment management agreement with Wellington Management Company ("Wellington Management"). Under the sub-advisory agreement, Wellington Management, subject to the general supervision of the Board of Directors and HL Advisors, is responsible for (among other things) the day-to-day investment and reinvestment of the assets of the Fund and furnishing the Fund with advice and recommendations with respect to investments and the purchase and sale of appropriate securities for the Fund.

  As provided by the investment advisory agreement, the Fund pays HL Advisors an investment management fee, which is accrued daily and paid monthly, equal on an annual basis to a stated percentage of the Fund's average daily net asset value. HL Advisors, not the Fund, pays the subadvisory fees of Wellington Management as set forth in the Prospectus.

  No person other than HL Advisors or Wellington Management and their directors and employees regularly furnishes advice to the Fund with respect to the desirability of the Fund investing in, purchasing or selling securities. Wellington Management may from time to time receive statistical or other information regarding general economic factors and trends, from The Hartford and its affiliates.

  Securities held by the Fund may also be held by other funds and other clients for which Wellington Management or its respective affiliates provide investment advice. Because of different investment objectives or other factors, a particular security may be bought by Wellington Management for one or more clients when one or more clients are selling the same security. If purchases or sales of securities arise for consideration at or about the same time for any fund or client accounts (including other funds) for which Wellington Management act as an investment adviser, (including the Fund described herein) transactions in such securities will be made, insofar as feasible, for the respective funds and other client accounts in a manner deemed equitable to all.

To the extent that transactions on behalf of more than one client of Wellington Management or its respective affiliates during the same period may increase the demand for securities being purchased or the supply of securities being sold, there may be an adverse effect on price.

  Pursuant to the investment advisory agreement, subadvisory investment agreements and investment services agreements neither HL Advisors nor Wellington Management is liable to the Fund or its shareholders for any error of judgment or mistake of law or for any loss suffered by the Fund in connection with the matters to which its agreements relate, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of Wellington Management in the performance of its duties or from its reckless disregard of the obligations and duties under the applicable agreement.


  HL Advisors, whose principal business address is at 200 Hopmeadow Street, Simsbury, Connecticut and whose mailing address is P.O. Box 2999, Hartford, Connecticut 06104, was organized in 1981. As of December 31, 1997, HL Advisors had over $24 billion in assets under management. HL Advisors is a majority owned indirect subsidiary of The Hartford.

  Wellington Management, 75 State Street, Boston, MA 02109, is a professional investment counseling firm that provides services to investment companies, employee benefit plans, endowments, foundations and other institutions and individuals. Wellington Management and its predecessor organizations have provided investment advisory services since 1928. As of December 31, 1997, Wellington Management had investment management authority with respect to approximately $175 billion in assets. Wellington Management is a Massachusetts Limited Liability Partnership. The three managing partners of Wellington Management are Robert W. Doran, Duncan M. McFarland and John R. Ryan.


  The investment management agreement and subadvisory investment agreement continue in effect for two years from initial approval and from year to year thereafter if approved annually by a vote of a majority of the Directors of the Fund including a majority of the Directors who are not parties to an agreement or interested persons of any party to the contract, cast in person at a meeting called for the purpose of voting on such approval, or by holders of a majority of the Fund's outstanding voting securities. The contract automatically terminates upon assignment as defined under the 1940 Act. The investment advisory agreement may be terminated without penalty on 60 days' notice at the option of either party to the respective contract or by vote of the holders of a majority of the outstanding voting securities of the Fund. The subadvisory investment agreements and investment services agreements may be terminated at any time without the payment of any penalty by the Board of Directors, by vote of a majority of the outstanding voting securities of the Fund or by HL Advisors, upon 60 days' notice to Wellington Management, and by Wellington Management upon 90 days' written notice to HL Advisors (with respect to the Fund only). The subadvisory investment agreement and investment services agreement terminate automatically upon the termination of the corresponding investment advisory agreement.

  HL Advisors may make payments from time to time from its own resources, which may include the management fees paid by the Fund to compensate broker dealers, depository institutions, or other persons for providing distribution assistance and administrative services and to otherwise promote the sale of shares of the Fund including paying for the preparation, printing and distribution of prospectuses and sales literature or other promotional activities.

                                    FUND EXPENSES

  The Fund assumes and pays the following costs and expenses: interest; taxes; brokerage charges (which may be to affiliated broker-dealers); costs of preparing, printing and filing any amendments or supplements to the registration forms of the Fund and its securities; all federal and state registration, qualification and filing costs and fees, (except the initial costs and fees, which will be borne by Hartford Life), issuance and redemption expenses, transfer agency and dividend and distribution disbursing agency costs and expenses; custodian fees and expenses; accounting, auditing and legal expenses; fidelity bond and other insurance premiums; fees and salaries of directors, officers and employees of the Fund other than those who are also officers of Hartford Life; industry membership dues; all annual and semiannual reports and prospectuses mailed to the Fund's shareholders as well as all quarterly, annual and any other periodic report required to be filed with the SEC or with any state; any notices required by a federal or state regulatory authority, and any proxy solicitation materials directed to the Fund's shareholders as well as all printing, mailing and tabulation costs incurred in connection therewith, and any expenses incurred in connection with the holding of meetings of the Fund's shareholders and other miscellaneous expenses related directly to the Fund's operations and interest. Pursuant to the Rule 12b-1 plan adopted for the Class IB shares, the Class IB shares may pay for certain distribution related expenses in connection with activities primarily intended to result in the sale of Class IB shares.

                              DISTRIBUTION ARRANGEMENTS

  The Fund's shares are sold on a continuous basis by Hartford Securities Distribution Company (the "Distributor") to separate accounts sponsored by The Hartford and its affiliates.

                         PORTFOLIO TRANSACTIONS AND BROKERAGE

  The Fund has no obligation to deal with any dealer or group of dealers in the execution of transactions in portfolio securities. Subject to any policy established by HL Advisors and the Board of Directors, Wellington Management is primarily responsible for the investment decisions of the Fund and the placing of its portfolio transactions. In placing orders, it is the policy of the Fund to obtain the most favorable net results, taking into account various factors, including price, dealer spread or commission, if any, size of the transaction and difficulty of execution. While Wellington Management generally seeks reasonably competitive spreads or commissions. Wellington Management may direct brokerage transactions to broker/dealers who also sell The Hartford's variable annuity and variable life insurance contracts and the sale of such contracts may be taken into account by Wellington Management when allocating brokerage transactions.

  Wellington Management will generally deal directly with the dealers who make a market in the securities involved (unless better prices and execution are available elsewhere) if the securities are traded primarily in the over-the-counter market. Such dealers usually act as principals for their own account. On occasion, securities may be purchased directly from the issuer. Bonds and money market securities are generally traded on a net basis and do not normally involve either brokerage commissions or transfer taxes.

  While Wellington Management seek to obtain the most favorable net results in effecting transactions in the Fund's portfolio securities, dealers who provide supplemental investment research to Wellington Management may receive orders for transactions from Wellington Management. Such supplemental research services ordinarily consist of assessments and analyses of the business or prospects of a company, industry, or economic sector. If, in the judgment of Wellington Management, the Fund will be benefited by such supplemental research services, Wellington Management is authorized to pay spreads or commissions to brokers or dealers furnishing such services which are in excess of spreads or commissions which another broker or dealer may charge for the same transaction. Information so received will be in addition to and not in lieu of the services required to be performed by Wellington Management under the investment advisory agreement or the sub-investment advisory agreement. The expenses of Wellington Management will not necessarily be reduced as a result of the receipt of such supplemental information. Wellington Management may use such supplemental research in providing investment advice to portfolios other than those for which the transactions are made. Similarly, the Fund may benefit from such research obtained by Wellington Management for portfolio transactions for other clients.

  Investment decisions for the Fund will be made independently from those of any other clients that may be (or in the future may be) managed by Wellington Management or its affiliates. If, however, accounts managed by Wellington Management are simultaneously engaged in the purchase of the same security, then, pursuant to general authorization of the Fund's Board of Directors, available securities may be allocated to the Fund or other client account and may be averaged as to price in whatever manner Wellington Management deems to be fair. Such allocation and pricing may affect the amount of brokerage commissions paid by the Fund. In some cases, this system might adversely affect the price paid by the Fund (for example, during periods of rapidly rising or falling interest rates) or limit the size of the position obtainable for the Fund (for example, in the case of a small issue).

                           DETERMINATION OF NET ASSET VALUE

  The net asset value of the shares of the Fund is determined by Hartford Life, in the manner described in the Fund's Prospectus. The Fund will be closed for business and will not price its shares on the following business holidays: New Year's Day, Martin Luther King Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Securities held by the Fund will be valued as follows: Debt securities (other than short-term obligations) are valued on the basis of valuations furnished by an unaffiliated pricing service which determines valuations for normal institutional size trading units of debt securities. The Fund's short-term investments with a maturity of 60 days or less when purchased are valued at amortized cost, which approximates market value. Short-term investments with a maturity of more than 60 days when purchased are valued based on market quotations until the remaining days to maturity become less than 61 days. From such time until maturity, the investments are valued at amortized cost.

  Equity securities are valued at the last sales price reported on principal securities exchanges (domestic or foreign). If no sale took place on such day and in the case of certain equity securities traded over-the-counter, then such securities are valued at the mean between the bid and asked prices.
 Securities quoted in foreign currencies are translated into U.S. dollars at the exchange rate at the end of the reporting period. Options are valued at the last sales price; if no sale took place on such day, then options are valued at the mean between the bid and asked prices. Securities for which market quotations are not readily available and all other assets are valued in good faith at fair value by, or under guidelines established by, the Fund's Board of Directors.

                          PURCHASE AND REDEMPTION OF SHARES

  For information regarding the purchase of Fund shares, see "Purchase of Fund Shares" in the Fund's Prospectus.

  For a description of how a shareholder may have the Fund redeem his/her shares, or how he/she may sell shares, see "Sale and Redemption of Shares" in the Fund's Prospectus.

SUSPENSION OF REDEMPTIONS

  The Fund may not suspend a shareholder's right of redemption, or postpone payment for a redemption for more than seven days, unless the New York Stock Exchange (NYSE) is closed for other than customary weekends or holidays, or trading on the NYSE is restricted, or for any period during which an emergency exists as a result of which (1) disposal by the Fund of securities owned by it is not reasonably practicable, or (2) it is not reasonably practicable for the Fund to fairly determine the value of its assets, or for such other periods as the Securities and Exchange Commission may permit for the protection of investors.

                                INVESTMENT PERFORMANCE

  STANDARDIZED AVERAGE ANNUAL TOTAL RETURN QUOTATIONS. Average annual total return quotations for the Fund are computed by finding the average annual compounded rates of return that would cause a hypothetical investment made on the first day of a designated period to equal the ending redeemable value of such hypothetical investment on the last day of the designated period in accordance with the following formula:

                                   P(1+T)n  =  ERV
Where:
P =  a hypothetical initial payment of    n  =    number of years
     $1,000, less the maximum sales
     load applicable to the Fund

T =  average annual total return          ERV  =   ending redeemable value of
                                                   the hypothetical $1,000
                                                   initial payment made at the
                                                   beginning of the designated
                                                   period (or fractional
                                                   portion thereof)

The computation above assumes that all dividends and distributions made by the Fund are reinvested at net asset value during the designated period. The average annual total return quotation is determined to the nearest 1/100 of 1%.

  One of the primary methods used to measure performance is "total return." "Total return" will normally represent the percentage change in value of a class of the Fund, or of a hypothetical investment in a class of the Fund, over any period up to the lifetime of the class. Unless otherwise indicated, total return calculations will assume the deduction of the maximum sales charge and usually assume the reinvestment of all dividends and capital gains distributions and will be expressed as a percentage increase or decrease from an initial value, for the entire period or for one or more specified periods within the entire period. Total return calculations that do not reflect the reduction of sales charges will be higher than those that do reflect such charges.

  Total return percentages for periods longer than one year will usually be accompanied by total return percentages for each year within the period and/or by the average annual compounded total return for the period. The income and capital components of a given return may be separated and portrayed in a variety of ways in order to illustrate their relative significance. Performance may also be portrayed in terms of cash or investment values, without percentages. Past performance cannot guarantee any particular future result. In determining the average annual total return (calculated as provided above), recurring fees, if any, that are charged to all shareholder accounts are taken into consideration. For any account fees that vary with the size of the account, the account fee used for purposes of the above computation is assumed to be the fee that would be charged to the mean account size of the Fund.

  The Fund's average annual total return quotations and yield quotations as they may appear in the Prospectus, this SAI or in advertising are calculated by standard methods prescribed by the SEC.

  The Fund may also publish its distribution rate and/or its effective distribution rate. The Fund's distribution rate is computed by dividing the most recent monthly distribution per share annualized, by the current net asset value per share. The Fund's effective distribution rate is computed by dividing the distribution rate by the ratio used to annualize the most recent monthly distribution and reinvesting the resulting amount for a full year on the basis of such ratio. The effective distribution rate will be higher than the distribution rate because of the compounding effect of the assumed reinvestment. The Fund's yield is calculated using a standardized formula, the income component of which is computed from the yields to maturity of all debt obligations held by the Fund based on prescribed methods (with all purchases and sales of securities during such period included in the income calculation on a settlement date basis), whereas the distribution rate is based on the Fund's last monthly distribution. The Fund's monthly distribution tends to be relatively stable and may be more or less than the amount of net investment income and short- term capital gain actually earned by the Fund during the month (see "Dividends, Capital Gains and Taxes" in the Fund's Prospectus).

  Other data that may be advertised or published about the Fund include the average portfolio quality, the average portfolio maturity and the average portfolio duration.

  STANDARDIZED YIELD QUOTATIONS.  The yield of a class is computed by dividing the class's net investment income per share during a base period of
30 days, or one month, by the maximum offering price per share of the class on the last day of such base period in accordance with the following formula:
                                     a-b       (6)
                               2[(--------- +1)      -1]
                                     cd
Where:
a =  net investment income earned       c  = the average daily number of shares
     during the period attributable          of the subject class outstanding
     to the subject class                    during the period that were
                                             entitled to receive dividends

     b =  net expenses accrued for      d =  the maximum offering price per
          the period attributable            share of the subjectNet investment
          to the subject class               income will be determined in
                                             accordance with rules established
                                             by the SEC.

  NON-STANDARDIZED PERFORMANCE. In addition, in order to more completely represent the Fund's performance or more accurately compare such performance to other measures of investment return, the Fund also may include in advertisements, sales literature and shareholder reports other total return performance data ("Non-Standardized Return"). Non-Standardized Return may be quoted for the same or different periods as those for which Standardized Return is quoted; it may consist of an aggregate or average annual percentage rate of return, actual year-by-year rates or any combination thereof. Non-Standardized Return may or may not take sales charges into account; performance data calculated without taking the effect of sales charges into account will be higher than data including the effect of such charges. All non-standardized performance will be advertised only if the standard performance data for the same period, as well as for the required periods, is also presented.

  GENERAL INFORMATION. From time to time, the Fund may advertise its performance compared to similar funds using certain unmanaged indices, reporting services and publications. Descriptions of some of the indices which may be used are listed below.

  The Standard & Poor's 500 Composite Stock Price Index is a well diversified list of 500 companies representing the U.S. Stock Market.

  In addition, from time to time in reports and promotions: (1) the Fund's performance may be compared to other groups of mutual funds tracked by: (a):
Lipper Analytical Services, a widely used independent research firm which ranks mutual funds by overall performance, investment objectives, and assets;
(b) Morningstar, Inc., another widely used independent research firm which ranks mutual funds by overall performance, investment objectives, and assets; or (c) other financial or business publications, such as Business Week, Money Magazine, Forbes and Barron's which provide similar information; (2) the Consumer Price Index (measure for inflation) may be used to assess the real rate of return from an investment in the Fund; (3) other statistics such as GNP, and net import and export figures derived form governmental publications, e.g., The Survey of Current Business or other independent parties, e.g.,the Investment Company Institute, may be used to illustrate investment attributes to the Fund or the general economic, business, investment, or financial environment in which the Fund operates; (4) various financial, economic and market statistics developed by brokers, dealers and other persons may be used to illustrate aspects of the Fund's performance;
(5) the effect of tax-deferred compounding on the Fund's investment returns, or on returns in general, may be illustrated by graphs, charts, etc. where such graphs or charts would compare, at various points in time, the return from an investment in the Fund (or returns in general) on a tax-deferred basis (assuming reinvestment of capital gains and dividends and assuming one or more tax rates) with the return on a taxable basis; and (6) the sectors or industries in which the Fund invests may be compared to relevant indices or surveys (e.g., S&P Industry Surveys) in order to evaluate the Fund's historical performance or current or potential value with respect to the particular industry or sector.

  The Fund's investment performance may be advertised in various financial publications, newspapers, magazines including the following:

Across the Board              Inc
Advertising Age               Independent Business
Adviser's Magazine            Institutional Investor
Adweek                        Insurance Forum
Agent                         Insurance Advocate Independent
American Banker               Insurance Review Investor's
American Agent and Broker     Insurance Times
Associated Press              Insurance Week
Barron's                      Insurance Product News
Best's Review                 Insurance Sales
Bloomberg                     Investment Dealers Digest
Broker World                  Investment Advisor
Business Week                 Journal of Commerce
Business Wire                 Journal of Accountancy
Business News Features        Journal of the American Society
Business Month                of CLU & ChFC
Business Marketing            Kiplinger's Personal Finance
Business Daily                Knight-Ridder
Business Insurance            Life Association News
California Broker             Life Insurance Selling
Changing Times                Life Times
Consumer Reports              LIMRA's MarketFacts
Consumer Digest               Lipper Analytical Services, Inc.
Crain's                       MarketFacts
Dow Jones News Service        Medical Economics
Economist                     Money
Entrepreneur                  Morningstar, Inc.
Entrepreneurial Woman         Nation's Business
Financial Services Week       National Underwriter
Financial World               New Choices (formerly 50 Plus)
Financial Planning            New England Business
Financial Times               New York Times
Forbes                        Pension World
Fortune                       Pensions & Investments
Hartford Courant              Professional Insurance Agents

Professional Agent             Reuter's
Registered Representative      Rough Notes
Round the Table                U.S. News & World Report
Service                        U.S. Banker
Success                        United Press International
The Standard                   USA Today
The Boston Globe               Value Line
The Washington Post            Wall Street Journal
Tillinghast                    Wiesenberger Investment
Time                           Working Woman


  From time to time the Fund may publish the sales of shares of one or more of the Funds on a gross or net basis and for various periods of time, and compare such sales with sales similarly reported by other investment companies.

  The manner in which total return and yield are calculated is described above.

                                        TAXES

  The Fund is treated as a separate entity for accounting and tax purposes. The Fund has qualified and elected or intends to qualify and elect to be treated as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), and intends to continue to so qualify in the future. As such and by complying with the applicable provisions of the Code regarding the sources of its income, the timing of its distributions, and the diversification of its assets, the Fund will not be subject to federal income tax on taxable income (including net short-term and long-term capital gains) which is distributed to shareholders at least annually in accordance with the timing requirements of the Code.

  The Fund will be subject to a 4% non-deductible federal excise tax on certain amounts not distributed (and not treated as having been distributed) on a timely basis in accordance with annual minimum distribution requirements. The Fund intends under normal circumstances to avoid liability for such tax by satisfying such distribution requirements.

  If the Fund acquires stock in certain non-U.S. corporations that receive at least 75% of their annual gross income from passive sources (such as interest, dividends, rents, royalties or capital gain) or hold at least 50% of their assets in investments producing such passive income ("passive foreign investment companies"), the Fund could be subject to federal income tax and additional interest charges on "excess distributions" received from such companies or gain from the sale of stock in such companies, even if all income or gain actually received by the Fund is timely distributed to its shareholders. The Fund would not be able to pass through to its shareholders any credit or deduction for such a tax. Certain elections may, if available, ameliorate these adverse tax consequences, but any such election would require the Fund to recognize taxable income or gain without the concurrent receipt of cash. Any Fund that is permitted to acquire stock in foreign corporations may limit and/or manage its holdings in passive foreign investment companies to minimize its tax liability or maximize its return from these investments.

  Foreign exchange gains and losses realized by the Fund in connection with certain transactions involving foreign currency-denominated debt securities, certain foreign currency futures and options, foreign currency forward contracts, foreign currencies, or payables or receivables denominated in a foreign currency are subject to Section 988 of the Code, which generally causes such gains and losses to be treated as ordinary income and losses and may affect the amount, timing and character of distributions to shareholders.
 Any such transactions that are not directly related to the Fund's investment in stock or securities, possibly including speculative currency positions or currency derivatives not used for hedging purposes, may increase the amount of gain it is deemed to recognize from the sale of certain investments held for less than three months, which gain is limited under the Code to less than 30% of its annual gross income, and could under future Treasury regulations produce income not among the types of "qualifying income" from which the Fund must derive at least 90% of its annual gross income.

  The Fund may be subject to withholding and other taxes imposed by foreign countries with respect to their investments in foreign securities. Tax conventions between certain countries and the U.S. may reduce or eliminate such taxes. The Fund anticipates that it generally will not qualify to pass such foreign taxes and any associated tax deductions or credits through to its shareholders, who therefore generally will not report such amounts on their own tax returns.

  For Federal income tax purposes, the Fund is permitted to carry forward a net capital loss in any year to offset its own capital gains, if any, during the eight years following the year of the loss. To the extent subsequent capital gains are offset by such losses, they would not result in federal income tax liability to the Fund and would not be distributed as such to shareholders.

  The Fund that invests in certain PIKs, zero coupon securities or certain deferred interest securities (and, in general, any other securities with original issue discount or with market discount if the Fund elects to include market discount in income currently) must accrue income on such investments prior to the receipt of the corresponding cash payments. However, the Fund must distribute, at least annually, all or substantially all of its net income, including such accrued income, to shareholders to qualify as a regulated investment company under the Code and avoid federal income and excise taxes. Therefore, the Fund may have to dispose of its portfolio securities under disadvantageous circumstances to generate cash, or may have to leverage itself by borrowing the cash, to satisfy distribution requirements.

  Investment in debt obligations that are at risk of or in default presents special tax issues for any Fund that may hold such obligations. Tax rules are not entirely clear about issues such as when the Fund may cease to accrue interest, original issue discount, or market discount, when and to what extent deductions may be taken for bad debts or worthless securities, how payments received on obligations in default should be allocated between principal and income, and whether exchanges of debt obligations in a workout context are taxable. These and other issues will be addressed by any

Fund that may hold such obligations in order to reduce the risk of distributing insufficient income to preserve its status as a regulated investment company and seek to avoid becoming subject to federal income or excise tax.

  Limitations imposed by the Code on regulated investment companies like the Fund may restrict the Fund's ability to enter into futures, options, and forward transactions.

  Certain options, futures and forward foreign currency transactions undertaken by the Fund may cause the Fund to recognize gains or losses from marking to market even though its positions have not been sold or terminated and affect the character as long-term or short-term (or, in the case of certain currency forwards, options and futures, as ordinary income or loss) and timing of some capital gains and losses realized by the Fund. Also, certain of the Fund's losses on its transactions involving options, futures or forward contracts and/or offsetting portfolio positions may be deferred rather than being taken into account currently in calculating the Fund's taxable income. Certain of the applicable tax rules may be modified if the Fund is eligible and chooses to make one or more of certain tax elections that may be available. These transactions may therefore affect the amount, timing and character of the Fund's distributions to shareholders. The Fund will take into account the special tax rules (including consideration of available elections) applicable to options, futures or forward contracts in order to minimize any potential adverse tax consequences.

  The federal income tax rules applicable to interest rate swaps, caps and floors are unclear in certain respects, and the Fund may be required to account for these transactions in a manner that, in certain circumstances, may limit the degree to which it may utilize these transactions.

  The foregoing discussion relates solely to U.S. Federal income tax law as applicable to U.S. persons (i.e., U.S. citizens or residents and U.S. domestic corporations, partnerships, trusts or estates) subject to tax under such law. The discussion does not address special tax rules applicable to certain classes of investors, such as tax-exempt entities, insurance companies, and financial institutions. Dividends, capital gain distributions, and ownership of or gains realized on the redemption (including an exchange) of the shares of the Fund may also be subject to state and local taxes. Shareholders should consult their own tax advisers as to the federal, state or local tax consequences of ownership of shares of, and receipt of distributions from, the Fund in its particular circumstances.

  STATE AND LOCAL. The Fund may be subject to state or local taxes in jurisdictions in which the Fund may be deemed to be doing business. In addition, in those states or localities which have income tax laws, the treatment of the Fund and its shareholders under such laws may differ from their treatment under federal income tax laws, and investment in the Fund may have different tax consequences for shareholders than would direct investment in the Fund's portfolio securities. Shareholders should consult their own tax advisers concerning these matters.

                                      CUSTODIAN

  Portfolio securities of the Fund are held pursuant to Custodian Agreements between the Fund and State Street Bank and Trust Company.

                                     DISTRIBUTOR

  Hartford Securities Distribution Company, 200 Hopmeadow Street, Simsbury, Connecticut 06070, acts as the Fund's Distributor.

                               TRANSFER AGENT SERVICES

  Hartford Life Insurance Company, Hartford Plaza, Hartford, Connecticut 06115, serves as Transfer and Dividend Disbursing Agent for the Fund. The Transfer Agent issues and redeems shares of the Fund and disburses any dividends declared by the Fund.

                            INDEPENDENT PUBLIC ACCOUNTANTS

  Arthur Andersen LLP, has been selected as the independent certified public accountants of the Fund to provide audit services and assistance and consultation with respect to the preparation of filings with the SEC.

                                  OTHER INFORMATION

  The Hartford has granted the Fund the right to use the name, "The Hartford" or "Hartford", and has reserved the right to withdraw its consent to the use of such name by the Fund at any time, or to grant the use of such name to any other company.

                           HARTFORD SERIES FUND, INC.
                           PART C - OTHER INFORMATION

Item 24.    Financial Statements and Exhibits.

      (a)   Financial Statements.

      In Part A: Not Applicable
      In Part B: Not Applicable

      (b)   Exhibits

      1.    Articles of Incorporation(a)
      2.    By-Laws(a)
      3.    Not Applicable
      5.    Form of Investment Management Agreement(a)
      5.1   Form of Sub-Advisory Agreement(a)
      6.    Form of Principal Underwriting Agreement(a)
      7.    Not Applicable
      8.    Form of Custodian Agreement(a)
      9.    Not Applicable
      10.   Opinion and Consent of Counsel(a)
      11.   Not Applicable
      12.   Not Applicable
      13.   Share Purchase Agreement(a)
      14.   Not Applicable
      15.   Form of Rule 12b-1 Plan(a)
      16.   Schedule of Computation for Performance Quotations(b)
      17.   Not Applicable
      18.   Form of Multi-Class Plan Pursuant to Rule 18f-3(a)
      19.   Powers of Attorney(a)
      27.   Not Applicable

Item 25. Persons Controlled by or Under Common Control with Registrant.

      Inapplicable

--------

(a) Previously filed with Initial Registration Statement on
    February 2, 1998.


(b) To be filed by Amendment.

Item 26. Number of Record Holders by Class of Securities as of March 31, 1998.

      Fund Name                                  Class IA   Class IB
      Hartford Growth and Income HLS Fund           0          0
      Total Number of Record Holders by Class       0          0
      =======================================

Item 27. Indemnification.

      Reference is made to Article V of the Articles of Incorporation filed herewith.

Item 28. Business and Other Connections of Investment Adviser.


                           Position with HL
                             Investment
Name                        Advisors, Inc.     Other Business
----                       ----------------    --------------

Joseph H. Gareau           President           Executive Vice President and
                                               Director of Hartford Investment
                                               Financial Services Company(1)
                                               ("HIFSCO"); President and
                                               Director of The Hartford
                                               Investment Management Company(2)
                                               ("HIMCO")

Andrew W. Kohnke          Managing Director    Vice President and Director of
                          and Director         HIFSCO; Managing Director and
                                               Director of HIMCO

Bruce J. MacLean          Managing Director    Managing Director and Director
                          and Director         of HIMCO

Donald E. Waggaman, Jr.   Managing Director    Managing Director and Director
                          and Director         of HIMCO

Charles M. O'Halloran     Director             Senior Vice President and
                                               Corporate Secretary of The
                                               Hartford Financial Services
                                               Group, Inc.(3) ("The Hartford");
                                               Director of HIFSCO and HIMCO

Edmund V. Mahoney         Chief Compliance     Vice President of HIMCO
                          Officer

(1) The principal business address for HIFSCO is 200 Hopmeadow Street, Simsbury, CT 06070.
(2) The principal business address for HIMCO is 55 Farmington Avenue, Hartford, CT 06105.
(3) The principal business address for The Hartford is Hartford Plaza, Hartford, CT 06115.


Item 29. Principal Underwriters

      Hartford Securities Distribution Company, Inc. ("HSD") is an indirect wholly owned subsidiary of The Hartford Financial Services Group, Inc. HSD is the principal underwriter for the following registered investment companies:
Hartford Life Insurance Company - DC Variable Account I; Hartford Life Insurance Company - Separate Account Two (DC Variable Account II); Hartford Life Insurance Company - Separate Account Two (Variable Account "A"); Hartford Life Insurance Company - Separate Account Two (QP Variable Account); Hartford Life Insurance Company - Separate Account Two (NQ Variable Account); Hartford Life Insurance Company - Putnam Capital Manager Trust Separate Account; Hartford Life Insurance Company - Separate Account Two; Hartford Life Insurance Company - Separate Account Three; ITT Hartford Life and Annuity Insurance Company - Separate Account Three; Hartford Life Insurance Company - Separate Account Five; ITT Hartford Life and Annuity Insurance Company - Separate Account One; ITT Hartford Life and Annuity Insurance Company - Putnam Capital Manager Trust Separate Account Two.

The Directors and principal officers of HSD and their position with the Registrant are as follows:

                                                       Position or Office
               Name*                 HSD                 with Registrant
               -----                 ---                 ---------------

      Peter Cummins            Senior Vice-President    Vice President
      Lynda Godkin             Senior Vice President,   None
                               General Counsel and
                               Corporate Secretary
      John P. Ginnetti         Executive Vice           Vice President
                               President

      George Jay               Controller & Fin.        Controller & Treasurer
                               Principal
      Stephen T. Joyce         Asst. Secretary          None
      Glen J. Kvadus           Asst. Secretary          None
      Thomas M. Marra          Exec. Vice-Pres.         Vice President
      Paul Eugene Olson        Supv. Registered         None
                               Principal
      Edward M. Ryan, Jr.      Asst. Secretary          None
      Lowndes A. Smith         President and CEO        Chairman
      Donald W. Waggaman, Jr.  Treasurer                None

o     Principal business address is P.O. Box 2999, Hartford, CT 01604-2999

Item 30. Location of Accounts and Records.

   Books or other documents required to be maintained by the Registrant by
Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder are maintained by the Registrant's custodian, State Street Bank and Trust Company, 224 Franklin Street, Boston, MA 02110 and by Hartford Life Insurance Companies, 200 Hopmeadow Street, Simsbury, CT 06089.

Item 31. Management Services

   Not Applicable

Item 32. Undertakings.

      (a)   Not Applicable

      (b) The Company will file a post-effective amendment, using financial statements which need not be certified, within four to six months from the effective date of the Registrant's registration statement.

      (c) The Company will furnish each person to whom a prospectus is delivered with a copy of the Company's latest annual report to shareholders, upon request and without charge.

      (d) The Registrant undertakes to comply with Section 16(c) of the Investment Company Act of 1940, as amended, as it relates to the assistance to be rendered to shareholders with respect to the call of a meeting to replace a director.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Act of 1933 the Registrant has caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Hartford, State of Connecticut, on the 27th day of April, 1998.

                           HARTFORD SERIES FUND, INC.


                              By:          *
                                  ------------------------
                                   Joseph H. Gareau
                                   Its: President

      Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signature                    Title                      Date
---------                    -----                      ----

       *                     President                  April 27, 1998
----------------------       (Chief Executive Officer
Joseph H. Gareau             & Director)


       *                     Controller & Treasurer     April 27, 1998
----------------------       (Chief Accounting Officer
George R. Jay                and Chief Financial
                             Officer)

       *                     Director                   April 27, 1998
----------------------
Joseph A. Biernat


       *                     Director                   April 27, 1998
----------------------
Winifred E. Coleman


       *                     Director                   April 27, 1998
----------------------
William A. O'Neill


       *                     Director                   April 27, 1998
----------------------
Millard H. Pryor, Jr.


       *                     Director                   April 27, 1998
----------------------
Lowndes A. Smith


       *                     Director                   April 27, 1998
----------------------
John K. Springer

                                Part C - Page 15

/s/ Kevin J. Carr                                       April 27, 1998
----------------------
*By: Kevin J. Carr
     Attorney-in-fact